UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

         Investment Company Act file number 811-09525
                                            ---------

                               RYDEX DYNAMIC FUNDS
                               -------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850
                            -------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                               Rydex Dynamic Funds
                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850
                            --------------------------
                     (Name and address of agent for service)

     Registrant's telephone number, including area code: 301-296-5100
                                                         ------------

               Date of fiscal year end: DECEMBER 31, 2007
                                        -----------------

              Date of reporting period: SEPTEMBER 30, 2007
                                        ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 76.5%

FINANCIALS 15.1%
   Citigroup, Inc.                                       95,980   $   4,479,387
   Bank of America Corp.                                 85,620       4,304,117
   American International
     Group, Inc.                                         49,480       3,347,322
   J.P. Morgan Chase & Co.                               65,300       2,992,046
   Wells Fargo & Co.                                     64,500       2,297,490
   Wachovia Corp.+                                       36,720       1,841,508
   Goldman Sachs Group, Inc.                              7,830       1,697,074
   American Express Co.+                                 22,830       1,355,417
   Morgan Stanley                                        20,310       1,279,530
   Merrill Lynch & Co., Inc.                             16,630       1,185,386
   Fannie Mae                                            18,780       1,142,012
   U.S. Bancorp+                                         33,310       1,083,574
   MetLife, Inc.+                                        14,333         999,440
   Bank of New York Mellon
     Corp.                                               21,963         969,447
   Prudential Financial, Inc.                             8,860         864,559
   Freddie Mac                                           12,550         740,575
   Allstate Corp.                                        11,290         645,675
   Travelers Cos, Inc.                                   12,670         637,808
   Lehman Brothers Holdings,
     Inc.+                                               10,237         631,930
   CME Group, Inc.                                        1,030         604,970
   Washington Mutual, Inc.+                              16,900         596,739
   Hartford Financial Services
     Group, Inc.+                                         6,130         567,332
   AFLAC, Inc.                                            9,430         537,887
   Capital One Financial Corp.                            8,060         535,426
   State Street Corp.+                                    7,520         512,563
   SunTrust Banks, Inc.                                   6,740         510,016
   PNC Financial Services
     Group, Inc.+                                         6,600         449,460
   Simon Property Group, Inc.+                            4,310         431,000
   BB&T Corp.                                            10,650         430,154
   Loews Corp.                                            8,580         414,843
   Chubb Corp.+                                           7,590         407,128
   Regions Financial Corp.+                              13,580         400,338
   Franklin Resources, Inc.+                              3,130         399,075
   SLM Corp.                                              7,960         395,373
   Charles Schwab Corp.                                  18,290         395,064
   ACE Ltd.                                               6,350         384,620
   Fifth Third Bancorp+                                  10,340         350,319
   Lincoln National Corp.                                 5,220         344,363
   ProLogis+                                              4,960         329,096
   Principal Financial Group,
     Inc.                                                 5,130         323,652

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   National City Corp.+                                  12,220   $     306,600
   Ameriprise Financial, Inc.+                            4,540         286,519
   T. Rowe Price Group, Inc.+                             5,120         285,133
   Vornado Realty Trust+                                  2,580         282,123
   XL Capital Ltd.+                                       3,510         277,992
   Bear Stearns Cos., Inc.                                2,240         275,094
   Progressive Corp.                                     13,970         271,158
   Marsh & McLennan Cos.,
     Inc.                                                10,460         266,730
   Genworth Financial, Inc. --
     Class A                                              8,540         262,434
   Archstone-Smith Trust                                  4,320         259,805
   General Growth Properties,
     Inc.                                                 4,740         254,159
   Aon Corp.                                              5,650         253,177
   Northern Trust Corp.+                                  3,690         244,536
   KeyCorp+                                               7,510         242,798
   Boston Properties, Inc.+                               2,300         238,970
   Equity Residential+                                    5,350         226,626
   Host Hotels & Resorts, Inc.+                          10,080         226,195
   Marshall & Ilsley Corp.                                5,140         224,978
   KIMCO Realty Corp.                                     4,870         220,173
   Legg Mason, Inc.                                       2,560         215,782
   Moody's Corp.+                                         4,270         215,208
   Countrywide Financial Corp.                           11,110         211,201
   IntercontinentalExchange,
     Inc.*                                                1,340         203,546
   Discover Financial Services*                           9,210         191,568
   Public Storage, Inc.+                                  2,400         188,760
   AvalonBay Communities,
     Inc.                                                 1,540         181,812
   Synovus Financial Corp.                                6,320         177,276
   UnumProvident Corp.+                                   6,960         170,311
   Hudson City Bancorp, Inc.                             10,250         157,645
   American Capital Strategies,
     Ltd.+                                                3,630         155,110
   Leucadia National Corp.                                3,180         153,340
   Comerica, Inc.+                                        2,950         151,276
   Plum Creek Timber Co., Inc.
     (REIT)                                               3,370         150,841
   M&T Bank Corp.+                                        1,450         150,003
   MBIA, Inc.                                             2,440         148,962
   CIT Group, Inc.                                        3,680         147,936
   Commerce Bancorp, Inc.                                 3,710         143,874
   Cincinnati Financial Corp.                             3,320         143,789
   Zions Bancorporation                                   2,080         142,834
   Developers Diversified Realty
     Corp.                                                2,400         134,088
   Ambac Financial Group, Inc.+                           1,960         123,304
   SAFECO Corp.+                                          2,010         123,052
   Huntington Bancshares, Inc.+                           7,060         119,879
   Sovereign Bancorp, Inc.                                6,930         118,087


--------------------------------------------------------------------------------

S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Torchmark Corp.                                        1,850   $     115,292
   E*Trade Financial Corp.*+                              8,210         107,223
   CB Richard Ellis Group, Inc.
     -- Class A*+                                         3,800         105,792
   Assurant, Inc.                                         1,860          99,510
   Janus Capital Group, Inc.+                             3,050          86,254
   Apartment Investment &
     Management Co. -- Class
     A+                                                   1,870          84,393
   Federated Investors, Inc. --
     Class B+                                             1,690          67,093
   First Horizon National Corp.+                          2,440          65,050
   MGIC Investment Corp.+                                 1,580          51,050
TOTAL FINANCIALS                                                     51,520,056
                                                                  -------------

INFORMATION TECHNOLOGY 12.4%
   Microsoft Corp.                                      155,580       4,583,387
   Cisco Systems, Inc.*                                 117,520       3,891,087
   International Business
     Machines Corp.                                      26,250       3,092,250
   Intel Corp.                                          112,680       2,913,905
   Apple, Inc.*                                          16,780       2,576,401
   Google, Inc. -- Class A*                               4,460       2,530,024
   Hewlett-Packard Co.                                   49,750       2,477,053
   Oracle Corp.*                                         75,970       1,644,751
   Qualcomm, Inc.                                        32,310       1,365,421
   Dell, Inc.*                                           43,830       1,209,708
   Texas Instruments, Inc.                               27,580       1,009,152
   eBay, Inc.*+                                          22,010         858,830
   EMC Corp*                                             40,470         841,776
   Motorola, Inc.                                        44,660         827,550
   Corning, Inc.                                         30,350         748,128
   Yahoo!, Inc.*+                                        25,980         697,303
   Applied Materials, Inc.                               26,590         550,413
   Adobe Systems, Inc.*                                  11,350         495,541
   Automatic Data Processing,
     Inc.                                                10,250         470,783
   Nvidia Corp.*                                         10,585         383,600
   Sun Microsystems, Inc.*                               68,260         382,939
   Juniper Networks, Inc.*                                9,920         363,171
   Tyco Electronics Ltd.                                  9,592         339,845
   Symantec Corp.*+                                      17,360         336,437
   Electronic Arts, Inc.*                                 6,000         335,940
   Broadcom Corp. -- Class
     A*+                                                  9,050         329,782
   Xerox Corp.*                                          18,060         313,160
   Western Union Co.                                     14,910         312,663
   Agilent Technologies, Inc.*                            7,460         275,125
   Paychex, Inc.+                                         6,560         268,960
   MEMC Electronic Materials,
     Inc.*                                                4,340         255,452
   SanDisk Corp.*+                                        4,400         242,440

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Cognizant Technology
     Solutions Corp. -- Class
     A*                                                   2,790   $     222,558
   Autodesk, Inc.*                                        4,440         221,867
   Analog Devices, Inc.+                                  6,000         216,960
   Electronic Data Systems
     Corp.                                                9,820         214,469
   KLA-Tencor Corp.+                                      3,730         208,059
   Intuit, Inc.*                                          6,540         198,162
   CA, Inc.+                                              7,500         192,900
   Computer Sciences Corp.*                               3,360         187,824
   Network Appliance, Inc.*+                              6,870         184,872
   NCR Corp.*                                             3,480         173,304
   Altera Corp.                                           6,870         165,430
   Fiserv, Inc.*                                          3,220         163,769
   Micron Technology, Inc.*                              14,600         162,060
   VeriSign, Inc.*+                                       4,710         158,915
   Microchip Technology, Inc.                             4,200         152,544
   Linear Technology Corp.+                               4,280         149,757
   Avaya, Inc.*                                           8,820         149,587
   Xilinx, Inc.+                                          5,710         149,259
   Fidelity National Information
     Services, Inc.                                       3,280         145,534
   Advanced Micro Devices,
     Inc.*+                                              10,610         140,052
   Citrix Systems, Inc.*                                  3,470         139,910
   National Semiconductor
     Corp.+                                               4,640         125,837
   BMC Software, Inc.*                                    3,880         121,172
   LSI Logic Corp.*                                      13,820         102,544
   Affiliated Computer Services,
     Inc. -- Class A*                                     1,920          96,461
   Akamai Technologies, Inc.*+                            3,200          91,936
   Jabil Circuit, Inc.                                    4,010          91,588
   Tellabs, Inc.*                                         8,460          80,539
   Lexmark International, Inc.*                           1,820          75,585
   Molex, Inc.                                            2,770          74,596
   Solectron Corp.*                                      17,640          68,796
   Novellus Systems, Inc.*                                2,390          65,151
   Ciena Corp.*                                           1,660          63,213
   JDS Uniphase Corp.*                                    4,079          61,022
   Novell, Inc.*                                          6,750          51,570
   Teradyne, Inc.*                                        3,660          50,508
   Compuware Corp.*                                       5,850          46,917
   Convergys Corp.*                                       2,620          45,483
   Unisys Corp.*                                          6,750          44,685
   Tektronix, Inc.                                        1,470          40,778
   QLogic Corp.*+                                         2,840          38,198
TOTAL INFORMATION TECHNOLOGY                                         42,057,348
                                                                  -------------


--------------------------------------------------------------------------------

S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
ENERGY 8.9%
   Exxon Mobil Corp.+                                   107,020   $   9,905,771
   Chevron Corp.+                                        41,130       3,848,945
   ConocoPhillips                                        31,400       2,755,978
   Schlumberger Ltd.+                                    23,000       2,415,000
   Occidental Petroleum Corp.                            16,030       1,027,202
   Marathon Oil Corp.                                    13,140         749,243
   Valero Energy Corp.                                   10,690         718,154
   Devon Energy Corp.                                     8,610         716,352
   Halliburton Co.                                       17,180         659,712
   Transocean, Inc.*+                                     5,580         630,819
   Apache Corp.                                           6,410         577,285
   Baker Hughes, Inc.+                                    6,170         557,583
   National-Oilwell Varco, Inc.*                          3,440         497,080
   Anadarko Petroleum Corp.                               8,950         481,062
   XTO Energy, Inc.                                       7,440         460,090
   Weatherford International
     Ltd.*                                                6,500         436,670
   Williams Cos., Inc.                                   11,580         394,415
   Hess Corp.                                             5,340         355,270
   EOG Resources, Inc.+                                   4,720         341,398
   Spectra Energy Corp.+                                 12,200         298,656
   Chesapeake Energy Corp.+                               7,920         279,259
   Smith International, Inc.                              3,870         276,318
   Murphy Oil Corp.                                       3,640         254,400
   Noble Corp.                                            5,180         254,079
   Peabody Energy Corp.+                                  5,120         245,094
   El Paso Corp.+                                        13,520         229,434
   Nabors Industries Ltd.*+                               5,430         167,081
   Sunoco, Inc.                                           2,320         164,210
   Consol Energy, Inc.                                    3,520         164,032
   ENSCO International, Inc.+                             2,860         160,446
   BJ Services Co.                                        5,630         149,477
   Tesoro Corp.                                           2,640         121,493
   Rowan Cos., Inc.+                                      2,130          77,915
TOTAL ENERGY                                                         30,369,923
                                                                  -------------

HEALTH CARE 8.9%
   Johnson & Johnson, Inc.                               55,850       3,669,345
   Pfizer, Inc.                                         133,670       3,265,558
   Merck & Co., Inc.                                     42,000       2,170,980
   Abbott Laboratories                                   29,820       1,598,948
   UnitedHealth Group, Inc.                              25,570       1,238,355
   Medtronic, Inc.+                                      21,880       1,234,251
   Amgen, Inc.*+                                         20,970       1,186,273
   Wyeth                                                 25,950       1,156,073
   Bristol-Myers Squibb Co.                              38,170       1,100,059
   Eli Lilly & Co.                                       19,040       1,083,947
   Schering-Plough Corp.                                 31,230         987,805
   WellPoint, Inc.*                                      11,650         919,418
   Gilead Sciences, Inc.*                                17,880         730,756

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Baxter International, Inc.                            12,440   $     700,123
   Aetna, Inc.                                            9,870         535,645
   Celgene Corp.*+                                        7,390         526,981
   Thermo Fisher Scientific,
     Inc.*+                                               8,230         475,036
   Medco Health Solutions,
     Inc.*                                                5,220         471,836
   Cardinal Health, Inc.                                  7,030         439,586
   Covidien Ltd.*                                         9,592         398,068
   Becton, Dickinson & Co.+                               4,700         385,635
   Allergan, Inc.                                         5,930         382,307
   Zimmer Holdings, Inc.*                                 4,560         369,314
   Biogen Idec, Inc.*                                     5,560         368,795
   Boston Scientific Corp.*                              25,719         358,780
   McKesson Corp.                                         5,710         335,691
   Genzyme Corp.*                                         5,090         315,376
   Stryker Corp.+                                         4,580         314,921
   CIGNA Corp.                                            5,460         290,963
   St. Jude Medical, Inc.*+                               6,580         289,981
   Express Scripts, Inc.*                                 4,980         277,984
   Forest Laboratories, Inc.*                             6,100         227,469
   Humana, Inc.*                                          3,250         227,110
   Coventry Health Care, Inc.*                            3,020         187,874
   Laboratory Corporation of
     America Holdings*                                    2,260         176,800
   C.R. Bard, Inc.+                                       1,990         175,498
   Quest Diagnostics, Inc.+                               3,020         174,465
   AmerisourceBergen Corp.                                3,480         157,748
   Waters Corp.*                                          1,930         129,156
   Hospira, Inc.*                                         3,030         125,594
   Applera Corp. - Applied
     Biosystems Group                                     3,540         122,626
   Barr Pharmaceuticals, Inc.*                            2,070         117,804
   IMS Health, Inc.                                       3,760         115,206
   Patterson Cos., Inc.*+                                 2,700         104,247
   Varian Medical Systems,
     Inc.*                                                2,440         102,212
   Manor Care, Inc.                                       1,410          90,804
   Millipore Corp.*+                                      1,040          78,832
   Mylan Laboratories, Inc.+                              4,800          76,608
   Bausch & Lomb, Inc.                                    1,070          68,480
   PerkinElmer, Inc.                                      2,340          68,351
   Watson Pharmaceuticals,
     Inc.*                                                1,980          64,152
   King Pharmaceuticals, Inc.*+                           4,710          55,201
   Tenet Healthcare Corp.*+                               9,140          30,710
TOTAL HEALTH CARE                                                    30,255,737
                                                                  -------------

INDUSTRIALS 8.8%
   General Electric Co.                                 197,710       8,185,194
   Boeing Co.                                            15,120       1,587,449
   United Technologies Corp.                             19,140       1,540,387


--------------------------------------------------------------------------------

S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   United Parcel Service, Inc. --
     Class B                                             20,260   $   1,521,526
   3M Co.+                                               13,810       1,292,340
   Caterpillar, Inc.+                                    12,330         967,042
   Honeywell International,
     Inc.+                                               14,440         858,747
   Emerson Electric Co.                                  15,280         813,201
   Lockheed Martin Corp.                                  6,700         726,883
   General Dynamics Corp.                                 7,830         661,400
   Deere & Co.+                                           4,280         635,238
   FedEx Corp.                                            5,960         624,310
   Union Pacific Corp.                                    5,140         581,128
   Raytheon Co.+                                          8,440         538,641
   Northrop Grumman Corp.                                 6,630         517,140
   Illinois Tool Works, Inc.                              8,100         483,084
   Burlington Northern Santa Fe
     Corp.+                                               5,800         470,786
   Tyco International Ltd.+                               9,592         425,309
   Paccar, Inc.                                           4,800         409,200
   Norfolk Southern Corp.                                 7,600         394,516
   Danaher Corp.                                          4,760         393,700
   Precision Castparts Corp.                              2,660         393,627
   Waste Management, Inc.                                10,020         378,155
   CSX Corp.+                                             8,470         361,923
   Ingersoll-Rand Co. -- Class
     A                                                    5,530         301,219
   Textron, Inc.                                          4,820         299,852
   Eaton Corp.                                            2,810         278,302
   Cummins, Inc.                                          2,010         257,059
   Parker Hannifin Corp.                                  2,240         250,499
   L-3 Communications
     Holdings, Inc.                                       2,430         248,200
   Fluor Corp.                                            1,700         244,766
   ITT Industries, Inc.                                   3,490         237,076
   Rockwell Collins, Inc.                                 3,220         235,189
   Southwest Airlines Co.+                               14,420         213,416
   Rockwell Automation, Inc.                              2,940         204,359
   Dover Corp.                                            3,950         201,252
   Pitney Bowes, Inc.                                     4,240         192,581
   Cooper Industries Ltd. --
     Class A+                                             3,540         180,859
   CH Robinson Worldwide,
     Inc.+                                                3,330         180,786
   Terex Corp.*                                           1,970         175,369
   Goodrich Corp.                                         2,420         165,117
   Masco Corp.+                                           7,080         164,044
   RR Donnelley & Sons Co.+                               4,290         156,842
   W.W. Grainger, Inc.                                    1,380         125,842
   American Standard Cos., Inc.                           3,500         124,670
   Avery Dennison Corp.                                   2,050         116,891
   Equifax, Inc.                                          2,750         104,830

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Cintas Corp.+                                          2,600   $      96,460
   Robert Half International,
     Inc.+                                                3,160          94,358
   Pall Corp.                                             2,370          92,193
   Monster Worldwide, Inc.*+                              2,550          86,853
   Allied Waste Industries,
     Inc.*+                                               5,560          70,890
   Ryder System, Inc.                                     1,150          56,350
TOTAL INDUSTRIALS                                                    29,917,050
                                                                  -------------

CONSUMER STAPLES 7.3%
   Procter & Gamble Co.                                  60,220       4,235,875
   Altria Group, Inc.                                    40,620       2,824,309
   PepsiCo, Inc.                                         31,180       2,284,247
   Coca-Cola Co.                                         38,390       2,206,273
   Wal-Mart Stores, Inc.                                 46,320       2,021,868
   CVS Corp.                                             28,580       1,132,625
   Kraft Foods, Inc.                                     30,420       1,049,794
   Walgreen Co.                                          19,170         905,591
   Anheuser-Busch Cos., Inc.                             14,460         722,855
   Colgate-Palmolive Co.                                  9,840         701,789
   Kimberly-Clark Corp.                                   8,210         576,835
   Costco Wholesale Corp.                                 8,450         518,576
   Sysco Corp.                                           11,770         418,894
   Archer-Daniels-Midland Co.                            12,420         410,854
   Kroger Co.                                            13,650         389,298
   General Mills, Inc.                                    6,370         369,524
   Avon Products, Inc.                                    8,350         313,375
   Kellogg Co.                                            5,120         286,720
   H.J. Heinz Co.                                         6,160         284,592
   Safeway, Inc.                                          8,470         280,442
   WM Wrigley Jr Co.                                      4,190         269,124
   ConAgra Foods, Inc.                                    9,450         246,928
   Sara Lee Corp.                                        13,980         233,326
   Reynolds American, Inc.+                               3,300         209,847
   Clorox Co.                                             2,670         162,843
   Campbell Soup Co.                                      4,340         160,580
   SUPERVALU, Inc.                                        4,050         157,990
   UST, Inc.+                                             3,080         152,768
   Hershey Co.+                                           3,260         151,297
   Coca-Cola Enterprises, Inc.                            5,500         133,210
   Molson Coors Brewing Co.
     -- Class B                                           1,320         131,564
   Whole Foods Market, Inc.+                              2,680         131,213
   Brown-Forman Corp. --
     Class B                                              1,670         125,100
   Pepsi Bottling Group, Inc.+                            2,700         100,359
   Tyson Foods, Inc. -- Class A                           5,310          94,784
   Estee Lauder Cos., Inc. --
     Class A+                                             2,210          93,837


--------------------------------------------------------------------------------

S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Constellation Brands, Inc. --
     Class A*                                             3,740   $      90,545
   McCormick & Co., Inc.                                  2,500          89,925
   Dean Foods Co.                                         2,500          63,950
TOTAL CONSUMER STAPLES                                               24,733,526
                                                                  -------------

CONSUMER DISCRETIONARY 7.1%
   Comcast Corp. -- Class A*+                            59,640       1,442,095
   Time Warner, Inc.                                     71,960       1,321,186
   Walt Disney Co.+                                      37,450       1,287,905
   McDonald's Corp.                                      23,000       1,252,810
   Home Depot, Inc.+                                     32,580       1,056,895
   Target Corp.+                                         16,340       1,038,734
   News Corp. -- Class A                                 44,670         982,293
   Lowe's Cos., Inc.                                     28,530         799,411
   Amazon.com, Inc.*+                                     5,900         549,585
   Viacom, Inc. -- Class B*                              13,250         516,352
   Johnson Controls, Inc.                                 3,820         451,180
   Nike, Inc. -- Class B                                  7,460         437,604
   CBS Corp.+                                            13,220         416,430
   Carnival Corp.+                                        8,420         407,781
   General Motors Corp.+                                 10,920         400,764
   Starbucks Corp.*+                                     14,380         376,756
   Clear Channel
     Communications, Inc.                                 9,610         359,798
   DIRECTV Group, Inc.*                                  14,660         355,945
   Best Buy Co., Inc.+                                    7,680         353,434
   Kohl's Corp.*                                          6,130         351,433
   Hilton Hotels Corp.+                                   7,530         350,070
   Ford Motor Co.*+                                      40,510         343,930
   Coach, Inc.*                                           7,200         340,344
   Yum! Brands, Inc.                                     10,030         339,315
   McGraw-Hill Cos., Inc.+                                6,540         332,951
   Harrah's Entertainment, Inc.                           3,610         313,817
   Omnicom Group, Inc.+                                   6,330         304,410
   Staples, Inc.                                         13,780         296,132
   International Game
     Technology, Inc.+                                    6,480         279,288
   J.C. Penney Co., Inc.+                                 4,280         271,224
   Macy's, Inc.                                           8,370         270,518
   Marriott International, Inc. --
     Class A                                              6,170         268,210
   TJX Cos., Inc.                                         8,580         249,421
   Starwood Hotels & Resorts
     Worldwide, Inc.                                      4,050         246,037
   Fortune Brands, Inc.+                                  2,960         241,210
   Harley-Davidson, Inc.+                                 4,850         224,118
   Gannett Co., Inc.                                      4,490         196,213
   Sears Holdings Corp.*+                                 1,460         185,712
   Nordstrom, Inc.+                                       3,820         179,120
   Bed Bath & Beyond, Inc.*                               5,240         178,789

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Mattel, Inc.+                                          7,610   $     178,531
   The Gap, Inc.                                          9,550         176,102
   Apollo Group, Inc. -- Class
     A*                                                   2,740         164,811
   Genuine Parts Co.                                      3,280         164,000
   Newell Rubbermaid, Inc.                                5,330         153,611
   Eastman Kodak Co.+                                     5,540         148,250
   Limited Brands, Inc.+                                  6,150         140,773
   Tiffany & Co.                                          2,640         138,204
   VF Corp.                                               1,710         138,082
   Sherwin-Williams Co.+                                  2,100         137,991
   Abercrombie & Fitch Co. --
     Class A                                              1,670         134,769
   Whirlpool Corp.+                                       1,510         134,541
   H&R Block, Inc.+                                       6,260         132,587
   Goodyear Tire & Rubber
     Co.*+                                                4,070         123,769
   Darden Restaurants, Inc.                               2,730         114,278
   Wyndham Worldwide Corp.                                3,450         113,022
   IAC/ InterActiveCorp*                                  3,690         109,482
   Harman International
     Industries, Inc.+                                    1,257         108,756
   Office Depot, Inc.*                                    5,260         108,461
   Black & Decker Corp.+                                  1,270         105,791
   AutoZone, Inc.*+                                         880         102,203
   Interpublic Group of Cos.,
     Inc.*+                                               9,102          94,479
   Polo Ralph Lauren Corp.                                1,160          90,190
   Stanley Works                                          1,580          88,685
   Hasbro, Inc.+                                          3,090          86,149
   Dow Jones & Co., Inc.                                  1,260          75,222
   Family Dollar Stores, Inc.+                            2,810          74,634
   EW Scripps Co. -- Class A                              1,730          72,660
   Liz Claiborne, Inc.+                                   1,970          67,630
   D.R. Horton, Inc.                                      5,270          67,509
   Leggett & Platt, Inc.+                                 3,370          64,569
   Centex Corp.+                                          2,310          61,377
   Lennar Corp. -- Class A+                               2,690          60,928
   Wendy's International, Inc.                            1,690          58,998
   Big Lots, Inc.*                                        1,960          58,486
   Pulte Homes, Inc.+                                     4,100          55,801
   Snap-On, Inc.                                          1,120          55,485
   RadioShack Corp.+                                      2,660          54,956
   New York Times Co. --
     Class A+                                             2,780          54,933
   AutoNation, Inc.*+                                     2,920          51,742
   OfficeMax, Inc.                                        1,450          49,692
   Meredith Corp.                                           740          42,402
   Tribune Co.                                            1,490          40,707
   Brunswick Corp.+                                       1,720          39,319
   Jones Apparel Group, Inc.+                             1,800          38,034


--------------------------------------------------------------------------------

S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   KB HOME+                                               1,490   $      37,339
   Circuit City Stores, Inc.+                             3,250          25,708
   Dillard's, Inc. -- Class A+                            1,170          25,541
TOTAL CONSUMER DISCRETIONARY                                         23,990,409
                                                                  -------------

TELECOMMUNICATION SERVICES 2.9%
   AT&T, Inc.                                           117,690       4,979,464
   Verizon Communications,
     Inc.                                                56,010       2,480,123
   Sprint Nextel Corp.+                                  54,930       1,043,670
   Alltel Corp.                                           6,760         471,037
   Qwest Communications
     International, Inc.*+                               30,820         282,311
   Embarq Corp.                                           2,940         163,464
   Windstream Corp.+                                      9,210         130,045
   CenturyTel, Inc.                                       2,160          99,835
   Citizens Communications
     Co.+                                                 6,570          94,082
TOTAL TELECOMMUNICATION SERVICES                                      9,744,031
                                                                  -------------

UTILITIES 2.6%
   Exelon Corp.                                          13,010         980,433
   TXU Corp.                                              8,902         609,520
   Southern Co.                                          14,600         529,688
   FPL Group, Inc.+                                       7,850         477,908
   Dominion Resources, Inc.                               5,620         473,766
   Duke Energy Corp.+                                    24,320         454,541
   Public Service Enterprise
     Group, Inc.                                          4,910         432,031
   Entergy Corp.                                          3,780         409,336
   FirstEnergy Corp.                                      5,880         372,439
   American Electric Power Co.,
     Inc.                                                 7,700         354,816
   Edison International                                   6,290         348,780
   PPL Corp.                                              7,390         342,157
   PG&E Corp.                                             6,820         325,996
   Constellation Energy Group,
     Inc.                                                 3,480         298,549
   Sempra Energy                                          5,090         295,831
   AES Corp.*+                                           12,900         258,516
   Consolidated Edison, Inc.+                             5,230         242,149
   Progress Energy, Inc.+                                 5,000         234,250
   Ameren Corp.+                                          4,010         210,525
   Questar Corp.                                          3,330         174,925
   Xcel Energy, Inc.                                      8,100         174,474
   Allegheny Energy, Inc.*                                3,200         167,232
   DTE Energy Co.+                                        3,290         159,368
   NiSource, Inc.+                                        5,290         101,251
   CenterPoint Energy, Inc.+                              6,200          99,386
   Dynegy Inc.*                                           9,550          88,242
   Pinnacle West Capital Corp.                            1,940          76,649

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Integrys Energy Group, Inc.                            1,470   $      75,308
   CMS Energy Corp.                                       4,330          72,831
   TECO Energy, Inc.+                                     4,060          66,706
   Nicor, Inc.+                                             870          37,323
TOTAL UTILITIES                                                       8,944,926
                                                                  -------------

MATERIALS 2.5%
   Monsanto Co.+                                         10,530         902,842
   E.I. du Pont de Nemours and
     Co.                                                 17,760         880,186
   Dow Chemical Co.                                      18,330         789,290
   Freeport-McMoRan Copper
     & Gold, Inc. -- Class B                              7,370         773,040
   Alcoa, Inc.                                           17,060         667,387
   Praxair, Inc.                                          6,170         516,799
   Air Products & Chemicals,
     Inc.                                                 4,170         407,659
   Newmont Mining Corp.                                   8,710         389,598
   Nucor Corp.+                                           5,560         330,653
   Weyerhaeuser Co.+                                      4,170         301,491
   International Paper Co.+                               8,290         297,362
   United States Steel Corp.                              2,280         241,543
   PPG Industries, Inc.+                                  3,170         239,494
   Allegheny Technologies, Inc.                           1,970         216,602
   Vulcan Materials Co.+                                  1,840         164,036
   Ecolab, Inc.+                                          3,360         158,592
   Rohm & Haas Co.                                        2,650         147,526
   Sigma-Aldrich Corp.                                    2,530         123,312
   Eastman Chemical Co.+                                  1,620         108,103
   Temple-Inland, Inc.+                                   2,040         107,365
   Ball Corp.                                             1,980         106,425
   MeadWestvaco Corp.                                     3,540         104,536
   International Flavors &
     Fragrances, Inc.                                     1,720          90,919
   Sealed Air Corp.+                                      3,120          79,747
   Pactiv Corp.*                                          2,520          72,223
   Ashland, Inc.+                                         1,080          65,027
   Bemis Co.                                              2,020          58,802
   Hercules, Inc.                                         2,240          47,085
TOTAL MATERIALS                                                       8,387,644
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $156,195,982)                                              259,920,650
                                                                  -------------


--------------------------------------------------------------------------------

S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
14.5%
Collateralized by U.S. Treasury
Obligations
Lehman Brothers Holdings, Inc.
   issued 09/28/07 at 3.90% due
   10/01/07++                                      $  1,954,427   $   1,954,427
UBS Inc., issued 09/28/07
   at 3.89% due 10/01/07                             47,466,907      47,466,907
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $49,421,334)                                                49,421,334
                                                                  -------------

SECURITIES LENDING COLLATERAL 6.5%
Investment in Securities Lending Short
Term
   Investment Portfolio held by
     U.S. Bank                                       21,961,542      21,961,542
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $21,961,542)                                                   21,961,542
                                                                  -------------

TOTAL INVESTMENTS 97.5%
   (Cost $227,578,858)                                            $ 331,303,526
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 2.5%                                             $   8,654,332
                                                                  -------------
NET ASSETS - 100.0%                                               $ 339,957,858

                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
                                                   ------------   -------------
FUTURES CONTRACTS PURCHASED
December 2007 S&P 500 Index
Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $142,903,425)                                1,858   $   2,480,785

                                                          UNITS
                                                   ------------
EQUITY INDEX SWAP AGREEMENTS
December 2007 S&P 500 Index
Swap, Terminating 12/28/07**
   (Notional Market Value
   $257,161,158)                                        168,437   $  12,580,376
December 2007 S&P 500 Index
Swap, Terminating 12/14/07**
   (Notional Market Value
   $21,079,312)                                          13,807         299,722
                                                                  -------------

(TOTAL NOTIONAL MARKET VALUE $278,240,470)                        $  12,880,098
                                                                  =============

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2007

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

++ All or a portion of this security is pledged as equity index swap collateral at September 30, 2007.


--------------------------------------------------------------------------------

INVERSE S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 41.7%
Federal Home Loan Bank*
   4.75% due 12/07/07                             $  25,000,000   $  24,778,993
Freddie Mac Disc Note*
   5.10% due 11/05/07                                25,000,000      24,876,042
   5.14% due 11/05/07                                25,000,000      24,875,069
   4.69% due 12/10/07                                25,000,000      24,772,014
                                                                  -------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $99,302,118)                                                99,302,118
                                                                  -------------

                                                          UNITS
                                                  -------------
OPTIONS PURCHASED
Call Options on:
   December 2007 S&P 500
   Index Futures Contracts                                  450              --
                                                                  -------------

TOTAL OPTIONS PURCHASED
   (Cost $18,697)                                                            --
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS
66.8%
Collateralized by U.S. Treasury
Obligations
Credit Suisse Group
   issued 09/28/07 at 3.95%
   due 10/01/07+                                     41,342,981      41,342,981
Lehman Brothers Holdings, Inc.
   issued 09/28/07 at 3.90%
   due 10/01/07+                                      5,813,576       5,813,576
UBS, Inc. issued 09/28/07 at
   3.89% due 10/01/07                               111,878,433     111,878,433
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $159,034,990)                                              159,034,990
                                                                  -------------

TOTAL INVESTMENTS 108.5%
   (Cost $258,355,805)                                            $ 258,337,108
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (8.5)%                                                $ (20,218,060)
                                                                  -------------
NET ASSETS - 100.0%                                               $ 238,119,048
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                      CONTRACTS            LOSS
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2007 S&P 500 Index
Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $143,826,375)                                1,870   $  (4,251,611)
                                                                  -------------

                                                          UNITS
                                                  -------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
December 2007 S&P 500 Index
Swap, Terminating 12/28/07**
   (Notional Market Value
   $284,277,080)                                        186,198   $ (13,103,140)
December 2007 S&P 500 Index
Swap, Terminating 12/14/07**
   (Notional Market Value
   $51,692,134)                                          33,858      (1,104,370)
(TOTAL NOTIONAL MARKET VALUE $335,969,214)                        $ (14,207,510)
                                                                  -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

+ All or a portion of this security is pledged as equity index swap collateral at September 30, 2007.


--------------------------------------------------------------------------------

OTC 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 81.3%

INFORMATION TECHNOLOGY 52.3%
   Apple, Inc.*                                         221,614   $  34,026,614
   Microsoft Corp.                                      589,520      17,367,259
   Qualcomm, Inc.                                       368,922      15,590,644
   Google, Inc. -- Class A*                              25,890      14,686,620
   Cisco Systems, Inc.*                                 396,292      13,121,228
   Research In Motion Ltd.*                             102,323      10,083,932
   Intel Corp.                                          373,618       9,661,761
   Oracle Corp.*                                        389,510       8,432,891
   eBay, Inc.*+                                         185,100       7,222,602
   Adobe Systems, Inc.*                                 105,361       4,600,061
   Dell, Inc. *                                         152,675       4,213,830
   Nvidia Corp.*                                         98,464       3,568,335
   Symantec Corp.*+                                     168,600       3,267,468
   Electronic Arts, Inc.*                                57,447       3,216,458
   Yahoo!, Inc.*+                                       117,650       3,157,726
   Broadcom Corp. -- Class
     A*+                                                 78,030       2,843,413
   Paychex, Inc.+                                        66,378       2,721,498
   Applied Materials, Inc.                              130,210       2,695,347
   Maxim Integrated Products,
     Inc.                                                82,098       2,409,576
   KLA-Tencor Corp.+                                     42,760       2,385,153
   Intuit, Inc.*                                         77,500       2,348,250
   Juniper Networks, Inc.*+                              61,730       2,259,935
   Autodesk, Inc.*                                       43,780       2,187,687
   Altera Corp.                                          88,480       2,130,598
   SanDisk Corp.*+                                       38,190       2,104,269
   Cognizant Technology
     Solutions Corp. -- Class
     A*                                                  25,757       2,054,636
   Fiserv, Inc.*                                         37,710       1,917,931
   Linear Technology Corp.+                              54,210       1,896,808
   Xilinx, Inc.+                                         72,330       1,890,706
   Network Appliance, Inc.*+                             67,980       1,829,342
   Marvell Technology Group
     Ltd. *                                             102,950       1,685,292
   Sun Microsystems, Inc.*                              281,150       1,577,252
   Citrix Systems, Inc.*+                                39,020       1,573,286
   VeriSign, Inc.*+                                      42,934       1,448,593
   Flextronics International
     Ltd.*+                                             120,773       1,350,242
   CDW Corp.*                                            15,123       1,318,726
   Lam Research Corp.*+                                  23,310       1,241,491
   Microchip Technology, Inc.+                           33,234       1,207,059
   Cadence Design Systems,
     Inc. *+                                             53,130       1,178,955

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Telefonaktiebolaget LM
     Ericsson -- SP ADR+                                 25,910   $   1,031,218
   Check Point Software
     Technologies Ltd.*+                                 40,180       1,011,732
   Activision, Inc.*                                     46,567       1,005,382
   Infosys Technologies Ltd. --
     SP ADR                                              20,437         988,946
   Logitech International SA*+                           32,400         957,420
   BEA Systems, Inc.*+                                   66,399         920,954
   Akamai Technologies, Inc.*+                           28,991         832,911
   CheckFree Corp. *+                                    15,366         715,134
   Tellabs, Inc.*                                        45,748         435,521
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                        206,372,692

CONSUMER DISCRETIONARY 12.3%
   Comcast Corp. -- Class A*+                           265,293       6,414,785
   Starbucks Corp.*+                                    189,580       4,966,996
   Amazon.com, Inc.*+                                    50,150       4,671,472
   Garmin Ltd.+                                          36,714       4,383,652
   Sears Holdings Corp.* +                               27,290       3,471,288
   Wynn Resorts Ltd.                                     21,890       3,448,988
   Bed Bath & Beyond, Inc.*+                             66,670       2,274,780
   Liberty Media Corp -
     Interactive*                                       106,080       2,037,797
   Apollo Group, Inc. -- Class
     A*                                                  32,023       1,926,183
   Staples, Inc.                                         87,620       1,882,954
   EchoStar Communications
     Corp.*                                              39,423       1,845,391
   IAC/ InterActiveCorp*+                                54,782       1,625,382
   Expedia, Inc.*                                        50,180       1,599,738
   Virgin Media, Inc.                                    65,110       1,580,220
   Liberty Global, Inc. -- Class
     A*+                                                 35,580       1,459,492
   Discovery Holding Co. --
     Class A*                                            43,566       1,256,879
   Sirius Satellite Radio, Inc.*+                       289,212       1,009,350
   XM Satellite Radio Holdings,
     Inc.*+                                              57,801         819,040
   Petsmart, Inc.+                                       24,350         776,765
   Lamar Advertising Co. --
     Class A                                             14,350         702,719
   Ross Stores, Inc.+                                    24,940         639,462
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                         48,793,333

HEALTH CARE 9.9%
   Gilead Sciences, Inc.*                               166,670       6,811,803
   Amgen, Inc.*+                                         92,540       5,234,988


--------------------------------------------------------------------------------

OTC 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Teva Pharmaceutical
     Industries Ltd. -- SP
     ADR+                                               111,720   $   4,968,188
   Celgene Corp.*+                                       69,326       4,943,637
   Biogen Idec, Inc.*                                    57,180       3,792,749
   Genzyme Corp.*                                        60,270       3,734,329
   Express Scripts, Inc.*                                42,040       2,346,673
   Intuitive Surgical, Inc.*+                             6,893       1,585,390
   Amylin Pharmaceuticals,
     Inc. *+                                             23,274       1,163,700
   DENTSPLY International,
     Inc.                                                26,668       1,110,455
   Vertex Pharmaceuticals,
     Inc.*                                               25,180         967,164
   Patterson Cos., Inc.*+                                24,516         946,563
   Cephalon, Inc.*+                                      11,895         869,049
   Sepracor, Inc.*+                                      19,040         523,600
                                                                  -------------
TOTAL HEALTH CARE                                                    38,998,288

INDUSTRIALS 4.0%
   Paccar, Inc.                                          50,913       4,340,333
   Expeditors International
     Washington, Inc.+                                   38,230       1,808,279
   Foster Wheeler Ltd.*                                  13,610       1,786,721
   CH Robinson Worldwide,
     Inc.+                                               31,160       1,691,677
   Cintas Corp.+                                         34,820       1,291,822
   Fastenal Co.                                          26,300       1,194,283
   Joy Global, Inc.                                      19,390         986,175
   UAL Corp.*+                                           19,834         922,876
   Ryanair Holdings PLC -- SP
     ADR*+                                               21,235         881,465
   Monster Worldwide, Inc.*+                             24,445         832,597
                                                                  -------------
TOTAL INDUSTRIALS                                                    15,736,228

TELECOMMUNICATION SERVICES 1.3%
   NII Holdings, Inc. -- Class
     B*                                                  30,700       2,522,005
   Millicom International
     Cellular SA*+                                       17,828       1,495,769
   Level 3 Communications,
     Inc.*+                                             273,251       1,270,617
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                      5,288,391

CONSUMER STAPLES 1.0%
   Costco Wholesale Corp.+                               42,140       2,586,132
   Whole Foods Market, Inc.+                             24,900       1,219,104
                                                                  -------------
TOTAL CONSUMER STAPLES                                                3,805,236

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
MATERIALS 0.3%
   Sigma-Aldrich Corp.                                   22,910   $   1,116,633
                                                                  -------------
TOTAL MATERIALS                                                       1,116,633

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
ENERGY 0.2%
   Patterson-UTI Energy, Inc.+                           29,010         654,756
                                                                  -------------
TOTAL ENERGY                                                            654,756

TOTAL COMMON STOCKS
   (Cost $171,559,749)                                              320,765,557
                                                                  -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
13.2%
Collateralized by U.S. Treasury
Obligations
   Lehman Brothers Holdings,
     Inc. issued 09/28/07 at
     3.90% due 10/01/07++                         $   4,028,012       4,028,012
   UBS, Inc issued 09/28/07 at
     3.89% due 10/01/07                              48,125,089      48,125,089
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $52,153,101)                                                52,153,101
                                                                  -------------

SECURITIES LENDING COLLATERAL 9.6%
Investment in Securities Lending Short
Term
   Investment Portfolio held by
       U.S. Bank                                     37,991,539      37,991,539
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $37,991,539)                                                   37,991,539
                                                                  -------------

TOTAL INVESTMENTS 104.1%
   (Cost $261,704,389)                                            $ 410,910,197
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (4.1)%                                                $ (16,053,433)
                                                                  -------------
NET ASSETS - 100.0%                                               $ 394,856,764

                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2007 Nasdaq 100
Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $127,006,325)                                3,005   $   2,463,555


--------------------------------------------------------------------------------

OTC 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                          UNITS            GAIN
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
December 2007 Nasdaq 100
Index Swap, Maturing
12/28/07**
   (Notional Market Value
   $305,764,098)                                        146,221   $  21,870,617
December 2007 Nasdaq 100
Index Swap, Maturing
12/24/07**
   (Notional Market Value
   $37,770,417)                                          18,062         758,649
                                                                  -------------

(TOTAL NOTIONAL MARKET VALUE $343,534,515)                        $  22,629,266
                                                                  =============

*     Non-Income Producing Security.

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at September 30, 2007

++ All or a portion of this security is pledged as equity index swap collateral at September 30, 2007.

      ADR - American Depository Receipt.


--------------------------------------------------------------------------------

INVERSE OTC 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES * 40.1%
Fannie Mae*
   5.13% due 10/12/07                              $ 25,000,000   $  24,960,813
Federal Home Loan Bank*
   4.75% due 12/07/07                                25,000,000      24,778,993
Freddie Mac*
   4.92% due 11/26/07                                50,000,000      49,617,333
                                                                  -------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $99,357,139)                                                99,357,139
                                                                  -------------

                                                      CONTRACTS
                                                   ------------
OPTIONS PURCHASED 0.0%
Call Options on:
December 2007 Nasdaq 100
Index Futures Contracts
   Expiring December 2007 with
   strike price of 2800                                     800              --
                                                                  -------------

TOTAL OPTIONS PURCHASED
   (Cost $27,240)                                                            --
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                   ------------
REPURCHASE AGREEMENTS
83.5%
Collateralized by U.S. Treasury
   Obligations
Credit Suisse Group issued
   09/28/07 at 3.95% due
   10/01/07+                                         29,013,054      29,013,054
Lehman Brothers Holdings, Inc.
   issued 09/28/07 at 3.90% due
   10/01/07+                                         47,734,490      47,734,490
UBS Inc. issued 09/28/07 at
   3.89% due 10/01/07                               130,025,546     130,025,546
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $206,773,090)                                              206,773,090
                                                                  -------------

TOTAL INVESTMENTS 123.6%
   (Cost $306,157,469)                                            $ 306,130,229
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (23.6)%                                               $ (58,386,917)
                                                                  -------------
NET ASSETS - 100.0%                                               $ 247,743,312
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                      CONTRACTS     GAIN (LOSS)
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2007 Nasdaq 100
Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $7,354,110)                                    174   $      14,606
                                                                  -------------
                                                          UNITS
                                                   ------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
December 2007 Nasdaq 100
Index Swap, Terminating
12/28/07**
   (Notional Market Value
   $87,879,000)                                          42,025          24,085
December 2007 Nasdaq 100
Index Swap, Terminating
12/14/07**
   (Notional Market Value
   $401,451,896)                                        191,980      (7,402,851)
                                                                  -------------
(TOTAL NOTIONAL MARKET VALUE $489,330,896)                        $  (7,378,766)
                                                                  -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

+ All or a portion of this security is pledged as equity index swap collateral at September 30, 2007.


--------------------------------------------------------------------------------

DOW 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 66.6%
INDUSTRIALS 17.9%
   Boeing Co.                                            28,050   $   2,944,969
   3M Co.                                                28,050       2,624,919
   United Technologies Corp.                             28,046       2,257,142
   Caterpillar, Inc.+                                    28,050       2,199,962
   Honeywell International,
     Inc.+                                               28,050       1,668,134
   General Electric Co.                                  28,050       1,161,270
                                                                  -------------
TOTAL INDUSTRIALS                                                    12,856,396

CONSUMER STAPLES 9.4%
   Procter & Gamble Co.                                  28,050       1,973,037
   Altria Group, Inc.                                    28,050       1,950,316
   Coca-Cola Co.                                         28,050       1,612,034
   Wal-Mart Stores, Inc.                                 28,047       1,224,252
                                                                  -------------
TOTAL CONSUMER STAPLES                                                6,759,639

INFORMATION TECHNOLOGY 8.7%
   International Business
     Machines Corp.                                      28,044       3,303,583
   Hewlett-Packard Co.                                   28,050       1,396,610
   Microsoft Corp.                                       28,050         826,353
   Intel Corp.                                           28,050         725,373
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          6,251,919

FINANCIALS 8.5%
   American International
     Group, Inc.                                         28,044       1,897,177
   American Express Co. +                                28,048       1,665,210
   Citigroup, Inc.                                       28,050       1,309,093
   J.P. Morgan Chase & Co.                               28,047       1,285,113
                                                                  -------------
TOTAL FINANCIALS                                                      6,156,593

CONSUMER DISCRETIONARY 6.2%
   McDonald's Corp.                                      28,050       1,527,883
   General Motors Corp.+                                 28,050       1,029,435
   Walt Disney Co.+                                      28,048         964,571
   Home Depot, Inc.+                                     28,047         909,845
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          4,431,734

HEALTH CARE 5.5%
   Johnson & Johnson, Inc.                               28,050       1,842,885
   Merck & Co., Inc.                                     28,050       1,449,904
   Pfizer, Inc.                                          28,050         685,262
                                                                  -------------
TOTAL HEALTH CARE                                                     3,978,051

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
ENERGY 3.6%
   Exxon Mobil Corp.+                                    28,050   $   2,596,308
                                                                  -------------
TOTAL ENERGY                                                          2,596,308

MATERIALS 3.4%
   E.I. du Pont de Nemours and
     Co.                                                 28,050       1,390,158
   Alcoa, Inc.                                           28,046       1,097,159
                                                                  -------------
TOTAL MATERIALS                                                       2,487,317

TELECOMMUNICATION SERVICES 3.4%
   Verizon Communications,
     Inc.                                                28,045       1,241,833
   AT&T, Inc.                                            28,043       1,186,499
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                      2,428,332

TOTAL COMMON STOCKS
   (Cost $37,962,930)                                                47,946,289
                                                                  -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
20.9%
Collateralized by U.S. Treasury
Obligations
UBS, Inc. issued 09/28/07 at
   3.90% due 10/01/07                              $  1,177,667       1,177,667
Lehman Brothers, Inc issued
   09/28/07 at 3.89% due
   10/01/07++                                        13,823,810      13,823,810
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $15,001,477)                                                15,001,477
                                                                  -------------

SECURITIES LENDING COLLATERAL 5.8%
Investment in Securities Lending Short
Term
   Investment Portfolio held by
     U.S. Bank                                        4,157,653       4,157,653
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,157,653)                                                  4,157,653
                                                                  -------------

TOTAL INVESTMENTS 93.3%
   (Cost $57,122,060)                                                67,105,419

OTHER ASSETS IN EXCESS OF
   LIABILITIES - 6.7%                                                 4,843,312
                                                                  -------------
NET ASSETS - 100.0%                                                  71,948,731
                                                                  -------------


--------------------------------------------------------------------------------

DOW 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2007 Dow Jones
Industrial Average Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $79,412,080)                                 1,136   $   1,315,514

                                                          UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
December 2007 Dow Jones
Industrial Average Index Swap,
Terminating 12/14/07*
   (Notional Market Value
   $16,680,182)                                           1,200   $     342,296
                                                                  =============

* Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at September 30, 2007

++ All or a portion of this security is held as equity index swap collateral at September 30, 2007.


--------------------------------------------------------------------------------

INVERSE DOW 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
98.8%
Collateralized by U.S. Treasury
   Obligations
Lehman Brothers Holdings, Inc.
   issued 09/28/07 at 3.90% due
   10/01/07+                                       $  9,704,513   $   9,704,513
UBS, Inc. issued 09/28/07 at
   3.89% due 10/01/07                                44,560,153      44,560,153
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $54,264,666)                                                54,264,666
                                                                  -------------

TOTAL INVESTMENTS 98.8%
   (Cost $54,264,666)                                             $  54,264,666
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 1.2%                                             $     683,223
                                                                  -------------
NET ASSETS - 100.0%                                               $  54,947,889
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                      CONTRACTS            LOSS
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2007 Dow Jones
Industrial Average Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $26,354,185)                                   377   $    (372,658)

                                                          UNITS
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
December 2007 Dow Jones
Industrial Average Index Swap,
Terminating 12/14/07*
(Notional Market Value
$83,702,464)                                              6,024   $  (1,288,984)
                                                                  -------------

* Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

+ All or a portion of this security is pledged as equity index swap collateral at September 30, 2007.


--------------------------------------------------------------------------------

RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 30.0%

FINANCIALS 5.8%
   Alexandria Real Estate
     Equities, Inc.+                                        450   $      43,317
   Realty Income Corp.+                                   1,530          42,763
   Nationwide Health
     Properties, Inc.+                                    1,330          40,073
   Aspen Insurance Holdings
     Ltd.                                                 1,320          36,841
   Platinum Underwriters
     Holdings Ltd.+                                         890          32,004
   Digital Realty Trust, Inc.+                              810          31,906
   Apollo Investment Corp.+                               1,510          31,408
   National Financial Partners
     Corp.                                                  570          30,199
   Montpelier Re Holdings
     Ltd.+                                                1,700          30,090
   IPC Holdings Ltd.                                        970          27,984
   Senior Housing Properties
     Trust+                                               1,260          27,796
   Assured Guaranty Ltd.                                  1,010          27,442
   ProAssurance Corp.*                                      500          26,935
   UCBH Holdings, Inc.                                    1,520          26,570
   Delphi Financial Group, Inc.
     -- Class A+                                            650          26,273
   First Midwest Bancorp, Inc.                              750          25,620
   South Financial Group, Inc.                            1,120          25,469
   NewAlliance Bancshares,
     Inc.                                                 1,720          25,250
   LaSalle Hotel Properties                                 600          25,248
   Max Capital Group Ltd.+                                  900          25,236
   Potlatch Corp.                                           560          25,217
   Post Properties, Inc.                                    640          24,768
   Zenith National Insurance
     Corp.+                                                 550          24,689
   Chittenden Corp.                                         700          24,612
   DiamondRock Hospitality
     Co.+                                                 1,410          24,548
   Cathay General Bancorp+                                  750          24,157
   National Retail Properties,
     Inc.+                                                  990          24,136
   Phoenix Cos., Inc.                                     1,710          24,128
   BioMed Realty Trust, Inc.+                             1,000          24,100
   FirstMerit Corp.                                       1,200          23,712
   Commerce Group, Inc.                                     800          23,576
   SVB Financial Group*+                                    490          23,206
   First Niagara Financial
     Group, Inc.+                                         1,630          23,064
   Strategic Hotel Capital, Inc.                          1,120          23,061
   Westamerica
     Bancorporation+                                        440          21,916

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Greater Bay Bancorp                                      770   $      21,252
   First Community Bancorp+                                 380          20,790
   Sterling Financial Corp.+                                770          20,721
   GFI Group, Inc.*                                         240          20,669
   Entertainment Properties
     Trust+                                                 400          20,320
   Lexington Realty Trust+                                1,010          20,210
   Trustmark Corp.+                                         720          20,189
   Mid-America Apartment
     Communities, Inc.                                      380          18,943
   Knight Capital Group, Inc. --
     Class A*+                                            1,570          18,777
   Pacific Capital Bancorp                                  710          18,673
   MB Financial Corp.                                       540          18,657
   FelCor Lodging Trust, Inc.+                              930          18,535
   Pennsylvania Real Estate
     Investment Trust+                                      470          18,302
   Umpqua Holding Corp.+                                    910          18,209
   Citizens Banking Corp.                                 1,130          18,204
   Alabama National
     Bancorporation+                                        230          17,922
   Downey Financial Corp.+                                  310          17,918
   Argo Group International
     Holdings Ltd.*+                                        410          17,839
   Glacier Bancorp, Inc.                                    790          17,791
   Cousins Properties, Inc.+                                600          17,616
   Selective Insurance Group,
     Inc.                                                   820          17,450
   optionsXpress Holdings, Inc.                             660          17,252
   Prosperity Bancshares, Inc.                              520          17,243
   RLI Corp.                                                300          17,016
   Ares Capital Corp.                                     1,030          16,758
   International Bancshares
     Corp.                                                  770          16,709
   Cash America International,
     Inc.+                                                  440          16,544
   Ashford Hospitality Trust,
     Inc.+                                                1,600          16,080
   Provident Financial Services,
     Inc.                                                   980          16,043
   First Charter Corp.                                      530          15,990
   American Financial Realty
     Trust                                                1,980          15,939
   Susquehanna Bancshares,
     Inc.+                                                  790          15,879
   Omega Healthcare Investors,
     Inc.                                                 1,010          15,685
   Signature Bank*                                          440          15,501
   Provident Bankshares Corp.+                              494          15,477
   United Community Banks,
     Inc.+                                                  630          15,448


--------------------------------------------------------------------------------

RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Odyssey Re Holdings Corp.                                410  $       15,215
   Advanta Corp.                                            550          15,081
   FNB Corp.+                                               910          15,051
   Piper Jaffray Cos., Inc.*                                280          15,008
   Extra Space Storage, Inc.+                               960          14,774
   Boston Private Financial
     Holdings, Inc.+                                        530          14,755
   Wintrust Financial Corp.+                                340          14,515
   Equity Lifestyle Properties,
     Inc.+                                                  280          14,504
   Inland Real Estate Corp.+                                870          13,476
   Central Pacific Financial
     Corp.                                                  460          13,432
   FirstFed Financial Corp.*+                               270          13,378
   MCG Capital Corp.                                        920          13,239
   Horace Mann Educators
     Corp.                                                  660          13,009
   Universal American
     Financial Corp.*                                       570          13,002
   Sterling Bancshares, Inc.+                             1,130          12,893
   Portfolio Recovery
     Associates, Inc.+                                      240          12,737
   PS Business Parks, Inc.                                  220          12,507
   S&T Bancorp, Inc.                                        380          12,194
   Stifel Financial Corp.*+                                 210          12,146
   United Fire & Casualty Co.                               310          12,118
   First Bancorp Puerto Rico+                             1,260          11,970
   National Penn Bancshares,
     Inc.+                                                  722          11,818
   CVB Financial Corp.+                                   1,010          11,817
   Financial Federal Corp.+                                 410          11,484
   Brookline Bancorp, Inc.                                  950          11,010
   N B T BANCORP INC                                        500          10,870
   Infinity Property & Casualty
     Corp.                                                  270          10,859
   Redwood Trust, Inc.+                                     320          10,630
   Newcastle Investment Corp.+                              600          10,572
   Medical Properties Trust, Inc.                           750           9,990
   MFA Mortgage Investments,
     Inc.+                                                1,230           9,901
   Bank Mutual Corp.                                        830           9,786
   Navigators Group, Inc.*+                                 180           9,765
   Parkway Properties, Inc.                                 220           9,711
   LandAmerica Financial
     Group, Inc.+                                           240           9,355
   Hanmi Financial Corp.                                    600           9,294
   Cohen & Steers, Inc.                                     250           9,257
   NorthStar Realty Finance
     Corp.+                                                 930           9,235
   Chemical Financial Corp.                                 380           9,215
   Cedar Shopping Centers, Inc.                             660           8,989
   Anthracite Capital, Inc.+                                970           8,827

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Ramco-Gershenson
     Properties Trust                                       280  $        8,747
   Pico Holdings, Inc.*                                     210           8,725
   Amcore Financial, Inc.                                   350           8,722
   Community Bank System,
     Inc.                                                   440           8,589
   IBERIABANK Corp.                                         160           8,424
   Hilltop Holdings, Inc.*                                  710           8,335
   LTC Properties, Inc.+                                    350           8,284
   Saul Centers, Inc.                                       160           8,240
   Security Capital Assurance
     Ltd.+                                                  350           7,994
   World Acceptance Corp.*                                  240           7,939
   WesBanco, Inc.                                           310           7,744
   RAIT Investment Trust+                                   940           7,736
   Texas Capital Bancshares,
     Inc.*                                                  350           7,609
   Anchor BanCorp Wisconsin,
     Inc.                                                   280           7,560
   United America Indemnity
     Ltd. - Class A*                                        350           7,528
   FBL Financial Group, Inc. --
     Class A                                                190           7,503
   Bankunited Financial Corp.
     -- Class A+                                            480           7,459
   Banco Latinoamericano de
     Exportaciones SA                                       410           7,454
   Corus Bankshares, Inc.+                                  570           7,421
   Columbia Banking Systems,
     Inc.+                                                  230           7,319
   Ezcorp, Inc. -- Class A*                                 540           7,263
   Northwest Bancorp, Inc.                                  250           7,115
   Harleysville Group, Inc.                                 220           7,036
   Deerfield Triarc Capital
     Corp.+                                                 770           6,969
   Primus Guaranty Ltd.*                                    660           6,943
   Cascade Bancorp.+                                        310           6,901
   MarketAxess Holdings,
     Inc.*+                                                 450           6,750
   Sun Communities, Inc.                                    220           6,618
   TierOne Corp.                                            250           6,618
   Banner Corp.                                             190           6,534
   Sterling Financial Corp.                                 380           6,517
   First Financial Bancorp+                                 500           6,390
   Capital Trust, Inc. -- Class A                           180           6,390
   Crystal River Capital, Inc.+                             380           6,388
   Flagstar Bancorp, Inc.+                                  650           6,325
   Gramercy Capital Corp.                                   250           6,293
   Dollar Financial Corp.*                                  220           6,277
   CompuCredit Corp.*+                                      280           6,079
   SWS Group, Inc.                                          340           6,015


--------------------------------------------------------------------------------

RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Green Bankshares, Inc.+                                  160   $       5,832
   Kite Realty Group Trust                                  310           5,828
   Asta Funding, Inc.+                                      150           5,748
   BankAtlantic Bancorp, Inc.
     -- Class A+                                            660           5,722
   WSFS Financial Corp.                                      90           5,616
   State Auto Financial Corp.                               190           5,558
   First State Bancorporation                               280           5,499
   Western Alliance Bancorp*+                               230           5,421
   PFF Bancorp, Inc.+                                       350           5,369
   Ocwen Financial Corp.,
     Inc.*+                                                 530           4,998
   Prospect Capital Corp.+                                  280           4,766
   JER Investors Trust, Inc.+                               380           4,731
   Capitol Bancorp, Ltd.+                                   190           4,718
   Hercules Technology Growth
     Capital, Inc.+                                         350           4,645
   Thomas Weisel Partners
     Group, Inc.*                                           310           4,498
   CoBiz Financial, Inc.                                    250           4,280
   NexCen Brands, Inc.*                                     630           4,234
   Midwest Banc Holdings,
     Inc.+                                                  280           4,136
   W Holding Co., Inc.+                                   1,730           3,875
   Anworth Mortgage Asset
     Corp.+                                                 690           3,719
   U.S.B. Holding Co.+                                      160           3,717
   Arbor Realty Trust, Inc.                                 190           3,589
   Franklin Bank Corp.*                                     380           3,496
   Resource Capital Corp.+                                  310           3,491
   Independent Bank Corp.                                   310           3,426
   Triad Guaranty, Inc.*+                                   170           3,225
   Irwin Financial Corp.                                    280           3,086
   Resource America, Inc. --
     Class A                                                190           3,000
   Security Bank Corp.                                      220           2,754
TOTAL FINANCIALS                                                      2,510,984
                                                                  -------------

INFORMATION TECHNOLOGY 5.6%
   Flir Systems, Inc.*+                                   1,000          55,390
   ON Semiconductor Corp.*+                               3,690          46,346
   Itron, Inc.*+                                            460          42,812
   Equinix, Inc.*                                           474          42,039
   Ansys, Inc.*+                                          1,160          39,637
   Micros Systems, Inc.*+                                   600          39,042
   Foundry Networks, Inc.*                                2,190          38,916
   Nuance Communications,
     Inc.*+                                               1,980          38,234
   Anixter International, Inc.*+                            450          37,102
   Polycom, Inc.*+                                        1,370          36,798
   ValueClick, Inc.*+                                     1,510          33,915
   Andrew Corp.*                                          2,347          32,506

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Sybase, Inc.*+                                         1,390   $      32,151
   Formfactor, Inc.*                                        700          31,059
   Jack Henry & Associates,
     Inc.                                                 1,190          30,773
   Parametric Technology
     Corp.*                                               1,730          30,137
   3Com Corp.*                                            5,910          29,195
   Digital River, Inc.*                                     620          27,745
   Tessera Technologies, Inc.*+                             730          27,375
   PMC - Sierra, Inc.*                                    3,240          27,184
   Benchmark Electronics,
     Inc.*+                                               1,100          26,257
   Palm, Inc.*+                                           1,570          25,544
   Atheros Communications,
     Inc.*                                                  840          25,175
   THQ, Inc.*                                             1,000          24,980
   j2 Global Communications,
     Inc.*+                                                 750          24,547
   Emulex Corp.*                                          1,280          24,538
   TIBCO Software, Inc.*+                                 3,150          23,278
   Electronics for Imaging,
     Inc.*+                                                 860          23,100
   CACI International, Inc. --
     Class A*+                                              450          22,990
   Perot Systems Corp. -- Class
     A*+                                                  1,300          21,983
   Skyworks Solutions, Inc.*+                             2,420          21,877
   Avocent Corp.*                                           750          21,840
   Wright Express Corp.*+                                   590          21,529
   Informatica Corp.*+                                    1,310          20,567
   Euronet Worldwide, Inc.*+                                690          20,541
   DealerTrack Holdings, Inc.*+                             490          20,521
   Arris Group, Inc.*+                                    1,660          20,501
   ADTRAN, Inc.                                             887          20,428
   Cymer, Inc.*                                             530          20,347
   Plantronics, Inc.+                                       710          20,270
   RF Micro Devices, Inc.*                                2,960          19,921
   Lawson Software, Inc.*                                 1,970          19,720
   Macrovision Corp.*+                                      800          19,704
   Mentor Graphics Corp.*+                                1,290          19,479
   Blackboard, Inc.*                                        420          19,253
   Semtech Corp.*                                           940          19,251
   Progress Software Corp.*                                 625          18,937
   Dycom Industries, Inc.*+                                 600          18,378
   Insight Enterprises, Inc.*                               710          18,325
   Amkor Technology, Inc.*+                               1,590          18,317
   Synaptics, Inc.*                                         380          18,149
   Quest Software, Inc.*                                  1,030          17,675
   Comtech
     Telecommunications
     Corp.*+                                                330          17,652
   Entegris, Inc.*                                        2,030          17,620
   Concur Technologies, Inc.*+                              550          17,336


--------------------------------------------------------------------------------

RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   MPS Group, Inc.*+                                      1,540   $      17,171
   SRA International, Inc. --
     Class A*                                               600          16,848
   FEI Co.*+                                                530          16,658
   Brooks Automation, Inc.*                               1,150          16,376
   Technitrol, Inc.                                         600          16,170
   Netgear, Inc.*                                           510          15,514
   Checkpoint Systems, Inc.*+                               580          15,306
   United Online, Inc.+                                   1,000          15,010
   Blue Coat Systems, Inc.*                                 190          14,964
   ATMI, Inc.*                                              500          14,875
   Coherent, Inc.*                                          460          14,757
   Rofin-Sinar Technologies,
     Inc.*                                                  210          14,744
   Cabot Microelectronics
     Corp.*+                                                340          14,535
   MKS Instruments, Inc.*+                                  760          14,455
   MAXIMUS, Inc.                                            330          14,381
   InterDigital, Inc.*+                                     690          14,338
   Omniture, Inc.*                                          470          14,250
   CSG Systems International,
     Inc.*                                                  660          14,025
   Trident Microsystems, Inc.*                              850          13,506
   Standard Microsystems
     Corp.*                                                 350          13,447
   Vasco Data Security
     International*+                                        380          13,418
   Websense, Inc.*                                          660          13,022
   Imation Corp.                                            530          13,001
   Ariba, Inc.*+                                          1,190          12,828
   Ultimate Software Group,
     Inc.*                                                  350          12,215
   Epicor Software Corp.*                                   880          12,118
   Littelfuse, Inc.*                                        330          11,778
   Advent Software, Inc.*+                                  250          11,742
   Sycamore Networks, Inc.*                               2,800          11,396
   Manhattan Associates, Inc.*                              410          11,238
   SPSS, Inc.*+                                             270          11,108
   MicroStrategy, Inc. -- Class
     A*                                                     140          11,108
   ViaSat, Inc.*                                            350          10,790
   Black Box Corp.                                          250          10,690
   Hittite Microwave Corp.*+                                240          10,596
   Electro Scientific Industries,
     Inc.*                                                  440          10,542
   RealNetworks, Inc.*                                    1,540          10,441
   Rogers Corp.*                                            250          10,297
   Sirenza Microdevices, Inc.*                              590          10,201
   Novatel Wireless, Inc.*                                  450          10,193
   CMGI, Inc.*                                            7,420          10,091
   Quantum Corp.*                                         2,964          10,078

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Mantech International Corp.
     -- Class A*                                            280   $      10,074
   Park Electrochemical Corp.                               300          10,074
   Cogent, Inc.*+                                           630           9,878
   Faro Technologies, Inc.*                                 220           9,713
   AMIS Holdings, Inc.*                                   1,000           9,710
   KEMET Corp.*                                           1,270           9,335
   Veeco Instruments, Inc.*                                 470           9,109
   Micrel, Inc.                                             840           9,072
   Mastec, Inc.*                                            620           8,723
   Knot, Inc.*                                              410           8,717
   Cirrus Logic, Inc.*                                    1,340           8,576
   SonicWALL, Inc.*                                         980           8,555
   C-COR, Inc.*                                             740           8,503
   LoopNet, Inc.*                                           410           8,421
   Sykes Enterprises, Inc.*                                 500           8,305
   Vignette Corp.*                                          410           8,229
   Methode Electronics, Inc. --
     Class A                                                530           7,977
   Agilsys, Inc.                                            470           7,943
   Advanced Energy Industries,
     Inc.*                                                  520           7,852
   JDA Software Group, Inc.*                                380           7,851
   Newport Corp.*+                                          500           7,615
   Kulicke & Soffa Industries,
     Inc.*                                                  870           7,378
   S1 Corp.*                                                810           7,331
   TTM Technologies, Inc.*                                  630           7,289
   Smith Micro Software, Inc.*+                             450           7,227
   Photronics, Inc.*                                        630           7,188
   Authorize.Net Holdings,
     Inc.*                                                  400           7,052
   Global Cash Access
     Holdings, Inc.*                                        660           6,989
   Exar Corp.*                                              530           6,922
   Bankrate, Inc.*+                                         150           6,918
   Stratasys, Inc.*+                                        250           6,890
   Extreme Networks, Inc.*                                1,790           6,874
   Internet Capital Group, Inc.*                            570           6,840
   Adaptec, Inc.*                                         1,790           6,838
   CTS Corp.                                                530           6,837
   Mattson Technology, Inc.*                                770           6,661
   Chordiant Software, Inc.*                                480           6,653
   DSP Group, Inc.*                                         410           6,490
   Ciber, Inc.*                                             820           6,404
   Immersion Corp.*                                         390           6,388
   Supertex, Inc.*                                          160           6,381
   Cohu, Inc.                                               340           6,375
   Rudolph Technologies,
     Inc.*+                                                 440           6,085
   Art Technology Group, Inc.*                            1,950           5,889
   SI International, Inc.*                                  200           5,714


--------------------------------------------------------------------------------

RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Heartland Payment Systems,
     Inc.+                                                  220   $       5,654
   EPIQ Systems, Inc.*                                      300           5,646
   Ness Technologies, Inc.*                                 500           5,460
   Smart Modular Technologies
     WWH, Inc.*                                             750           5,363
   Rackable Systems, Inc.*+                                 410           5,318
   Intevac, Inc.*                                           320           4,864
   Greenfield Online, Inc.*                                 310           4,728
   infoUSA, Inc. -- Class B                                 470           4,366
   Visual Sciences, Inc.*                                   280           4,043
   Marchex, Inc.+                                           410           3,899
   TheStreet.com, Inc.+                                     310           3,754
   Imergent, Inc.+                                          160           3,589
   Gevity HR, Inc.                                          350           3,588
   STEC, Inc.*                                              470           3,586
   LivePerson, Inc.*                                        530           3,265
   AsiaInfo Holdings, Inc.*                                 130           1,178
TOTAL INFORMATION TECHNOLOGY                                          2,413,253
                                                                  -------------

CONSUMER DISCRETIONARY 4.4%
   Chipotle Mexican Grill, Inc.*                            490          52,430
   Priceline.com, Inc.*+                                    560          49,700
   Sotheby's Holdings, Inc. --
     Class A+                                             1,004          47,981
   Tempur-Pedic International,
     Inc.+                                                1,262          45,116
   Men's Wearhouse, Inc.                                    810          40,921
   Lear Corp.*+                                           1,140          36,594
   Strayer Education, Inc.                                  210          35,412
   Gaylord Entertainment Co.*                               624          33,209
   DeVry, Inc.                                              886          32,791
   Jack in the Box, Inc.*                                   470          30,475
   Tupperware Brands Corp.                                  920          28,971
   Vail Resorts, Inc.*+                                     450          28,031
   Bally Technologies, Inc.*                                790          27,990
   Warnaco Group, Inc.*                                     700          27,349
   Gemstar-TV Guide
     International, Inc.*                                 3,810          26,518
   Fossil, Inc.*                                            650          24,284
   J Crew Group, Inc.*+                                     582          24,153
   Polaris Industries, Inc.+                                530          23,119
   Cooper Tire & Rubber Co.                                 920          22,448
   Belo Corp. -- Class A                                  1,290          22,394
   Wolverine World Wide, Inc.                               810          22,194
   Aeropostale, Inc.*+                                    1,140          21,728
   American Greetings Corp. --
     Class A                                                820          21,648
   Collective Brands, Inc.*                                 970          21,398
   Under Armour, Inc.*+                                     350          20,937
   Regis Corp.                                              650          20,742

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Arbitron, Inc.                                           450   $      20,403
   Matthews International Corp.
     -- Class A                                             460          20,148
   WMS Industries, Inc.*                                    600          19,860
   Deckers Outdoor Corp.*                                   180          19,764
   Rent-A-Center, Inc.*+                                  1,070          19,399
   Marvel Entertainment, Inc.*+                             820          19,221
   Iconix Brand Group, Inc.*                                770          18,318
   Callaway Golf Co.                                      1,100          17,611
   Carter's, Inc.*+                                         880          17,556
   Scholastic Corp.*                                        500          17,430
   American Axle &
     Manufacturing Holdings,
     Inc.+                                                  680          17,170
   Rare Hospitality
     International, Inc.*                                   440          16,768
   IHOP Corp.+                                              260          16,466
   Bright Horizons Family
     Solutions, Inc.*+                                      380          16,279
   Gymboree Corp.*                                          460          16,210
   Blue Nile, Inc.*+                                        170          16,000
   Charter Communications,
     Inc. -- Class A*+                                    6,200          15,996
   Bob Evans Farms, Inc.                                    530          15,995
   Blockbuster, Inc. -- Class
     A*+                                                  2,930          15,734
   Charming Shoppes, Inc.*                                1,860          15,624
   Aaron Rents, Inc.                                        690          15,387
   CBRL Group, Inc.+                                        370          15,096
   CKE Restaurants, Inc.+                                   930          15,075
   Ruby Tuesday, Inc.                                       820          15,039
   Interactive Data Corp.                                   530          14,946
   Netflix, Inc.*+                                          690          14,297
   Cabela's, Inc. -- Class A*+                              570          13,481
   Brown Shoe Co., Inc.                                     660          12,804
   Champion Enterprises, Inc.*+                           1,160          12,737
   Modine Manufacturing Co.                                 470          12,511
   Jackson Hewitt Tax Service,
     Inc.+                                                  440          12,302
   Stage Stores, Inc.                                       660          12,032
   Sally Beauty Holdings, Inc.*                           1,420          11,999
   Stewart Enterprises, Inc. --
     Class A                                              1,550          11,811
   Triarc Cos., Inc. -- Class B                             940          11,759
   Group 1 Automotive, Inc.+                                350          11,750
   Dress Barn, Inc.*                                        690          11,737
   Winnebago Industries, Inc.+                              480          11,462
   Citadel Broadcasting Corp.+                            2,750          11,440
   CEC Entertainment, Inc.*                                 410          11,017
   Jakks Pacific, Inc.*                                     410          10,951
   Steiner Leisure Ltd.*                                    250          10,850


--------------------------------------------------------------------------------

RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Red Robin Gourmet Burgers,
     Inc.*                                                  250   $      10,725
   Sonic Automotive, Inc.                                   440          10,534
   Aftermarket Technology
     Corp.*                                                 330          10,474
   Lee Enterprises, Inc.                                    670          10,432
   Drew Industries, Inc.*+                                  250          10,170
   Columbia Sportswear Co.                                  180           9,956
   Morningstar, Inc.*                                       160           9,824
   Entercom Communications
     Corp.                                                  500           9,665
   Sealy Corp.+                                             675           9,477
   Entravision Communications
     Corp. -- Class A*                                    1,020           9,404
   Cato Corp. -- Class A                                    440           8,994
   Sinclair Broadcast Group,
     Inc. -- Class A+                                       740           8,910
   Helen of Troy Ltd.*+                                     460           8,883
   RC2 Corp.*+                                              320           8,861
   Jos. A. Bank Clothiers,
     Inc.*+                                                 260           8,689
   Media General, Inc.                                      310           8,528
   K-Swiss, Inc. -- Class A                                 370           8,477
   PEP Boys-Manny Moe &
     Jack                                                   600           8,418
   Jo-Ann Stores, Inc.*                                     380           8,018
   Ambassadors Group, Inc.                                  210           8,001
   Oxford Industries, Inc.                                  220           7,946
   Shuffle Master, Inc.*+                                   530           7,924
   Buffalo Wild Wings, Inc.*                                210           7,921
   Spartan Motors, Inc.+                                    470           7,910
   Blyth, Inc.                                              380           7,771
   Speedway Motorsports, Inc.                               210           7,770
   Buckle, Inc.                                             200           7,588
   Papa John's International,
     Inc.*                                                  310           7,576
   Movado Group, Inc.                                       230           7,342
   Asbury Automotive Group,
     Inc.+                                                  370           7,330
   Furniture Brands
     International, Inc.+                                   720           7,301
   Unifirst Corp.                                           190           7,117
   CSK Auto Corp.*                                          640           6,816
   Kellwood Co.                                             390           6,650
   AFC Enterprises, Inc.*                                   440           6,622
   Journal Communications,
     Inc. -- Class A                                        690           6,541
   Cox Radio Inc. -- Class A*                               500           6,525
   Universal Electronics, Inc.*                             200           6,500
   Premier Exhibitions, Inc.*+                              420           6,334

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Valassis Communications,
     Inc.*+                                                 710   $       6,333
   Skechers U.S.A., Inc. --
     Class A*                                               280           6,188
   Monaco Coach Corp.+                                      440           6,173
   Fred's, Inc.                                             580           6,107
   Big 5 Sporting Goods Corp.                               320           5,984
   Marcus Corp.                                             310           5,952
   Exide Technologies*+                                     910           5,915
   Hayes Lemmerz
     International, Inc.*                                 1,420           5,907
   DSW, Inc.*                                               230           5,789
   Denny's Corp.*                                         1,420           5,680
   Charlotte Russe Holding,
     Inc.*                                                  380           5,563
   Jamba, Inc.*+                                            790           5,554
   La-Z-Boy, Inc.+                                          750           5,535
   RCN Corp.*                                               440           5,412
   Standard-Pacific Corp.+                                  980           5,380
   Amerigon, Inc.*                                          310           5,366
   Meritage Homes Corp.*+                                   380           5,366
   Gray Television, Inc.                                    630           5,349
   Lin TV Corp. -- Class A*                                 410           5,334
   O'Charleys, Inc.                                         350           5,306
   Steven Madden, Ltd.                                      280           5,306
   Global Sources Ltd.*                                     220           4,877
   Casual Male Retail Group,
     Inc.*                                                  530           4,749
   Beazer Homes USA, Inc.+                                  570           4,703
   World Wrestling
     Entertainment, Inc.                                    310           4,675
   Building Material Holding
     Corp.+                                                 440           4,655
   Monarch Casino & Resort,
     Inc.*                                                  160           4,552
   McCormick & Schmick's
     Seafood Restaurants,
     Inc.*                                                  220           4,143
   Citi Trends, Inc.*+                                      190           4,134
   Multimedia Games, Inc.*+                                 350           2,982
   Westwood One, Inc.+                                    1,060           2,915
   MTR Gaming Group, Inc.*                                  280           2,668
   Bluegreen Corp.*                                         310           2,403
TOTAL CONSUMER DISCRETIONARY                                          1,911,847
                                                                  -------------

INDUSTRIALS 4.3%
   Bucyrus International, Inc. --
     Class A+                                               540          39,382
   Washington Group
     International, Inc.*                                   420          36,880
   Belden CDT, Inc.                                         698          32,743
   Waste Connections, Inc.*+                              1,030          32,713


--------------------------------------------------------------------------------

RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Acuity Brands, Inc.+                                     640   $      32,307
   Curtiss-Wright Corp.                                     668          31,730
   FTI Consulting, Inc.*+                                   630          31,695
   Ceradyne, Inc.*+                                         410          31,053
   EMCOR Group, Inc.*                                       970          30,419
   Deluxe Corp.                                             780          28,735
   Watson Wyatt & Co.,
     Holdings+                                              620          27,863
   Wabtec Corp.+                                            740          27,720
   Granite Construction, Inc.                               520          27,570
   Teledyne Technologies, Inc.*                             510          27,229
   Brady Corp. -- Class A                                   750          26,910
   GrafTech International Ltd.*                           1,500          26,760
   Baldor Electric Co.+                                     668          26,687
   IHS, Inc.*+                                              470          26,550
   Clarcor, Inc.                                            770          26,342
   Genlyte Group, Inc.*                                     400          25,704
   Herman Miller, Inc.                                      940          25,512
   Moog, Inc. -- Class A*                                   580          25,485
   Actuant Corp. -- Class A+                                390          25,338
   Nordson Corp.                                            500          25,105
   JetBlue Airways Corp.*+                                2,710          24,986
   SkyWest, Inc.                                            980          24,667
   Regal-Beloit Corp.+                                      470          22,508
   Perini Corp.*                                            400          22,372
   Geo Group, Inc.*                                         750          22,207
   Barnes Group, Inc.+                                      680          21,706
   United Stationers, Inc.*                                 390          21,653
   Mueller Water Products, Inc.
     - Class A+                                           1,730          21,435
   IKON Office Solutions, Inc.                            1,640          21,074
   Hexcel Corp.*                                            920          20,893
   Esterline Technologies
     Corp.*+                                                360          20,538
   Applied Industrial
     Technologies, Inc.                                     630          19,423
   Mueller Industries, Inc.                                 530          19,154
   Heico Corp.+                                             380          18,757
   Tetra Tech, Inc.*+                                       870          18,374
   Triumph Group, Inc.                                      220          17,976
   Astec Industries, Inc.*                                  310          17,810
   HUB Group, Inc. -- Class
     A*+                                                    590          17,718
   AAR Corp.*                                               560          16,990
   Simpson Manufacturing Co.,
     Inc.+                                                  530          16,881
   Eagle Bulk Shipping, Inc.+                               630          16,216
   Watsco, Inc.                                             330          15,322
   Interface, Inc. -- Class A+                              830          14,982
   Horizon Lines, Inc. -- Class
     A+                                                     480          14,654

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Teletech Holdings, Inc.*                                 610   $      14,585
   Watts Industries, Inc. --
     Class A+                                               470          14,429
   EDO Corp.                                                250          14,003
   A.O. Smith Corp.                                         310          13,603
   AirTran Holdings, Inc.*+                               1,380          13,579
   Goodman Global, Inc.*+                                   560          13,373
   Knoll, Inc.                                              750          13,305
   Labor Ready, Inc.*                                       700          12,957
   ABM Industries, Inc.                                     640          12,787
   Administaff, Inc.                                        350          12,705
   NCI Building Systems,
     Inc.*+                                                 290          12,531
   Healthcare Services Group                                615          12,466
   G & K Services, Inc. --
     Class A                                                310          12,462
   Heartland Express, Inc.+                                 860          12,281
   EnPro Industries, Inc.*                                  300          12,180
   RBC Bearings, Inc.*                                      310          11,889
   Werner Enterprises, Inc.+                                690          11,834
   Korn/Ferry International,
     Inc.*                                                  710          11,722
   Kenexa Corp. -- Class A*                                 380          11,696
   Republic Airways Holdings,
     Inc.*                                                  550          11,644
   Rollins, Inc.+                                           430          11,477
   II-Vi, Inc.*                                             330          11,395
   Tennant Co.                                              230          11,201
   Apogee Enterprises, Inc.                                 430          11,154
   Federal Signal Corp.                                     720          11,059
   Robbins & Myers, Inc.                                    190          10,885
   Arkansas Best Corp.+                                     330          10,778
   School Specialty, Inc.*                                  310          10,735
   Circor International, Inc.                               230          10,444
   Viad Corp.                                               290          10,440
   Superior Essex, Inc.*                                    280          10,438
   Cascade Corp.                                            160          10,427
   Old Dominion Freight Line,
     Inc.*+                                                 430          10,307
   Pacer International, Inc.                                530          10,097
   Layne Christensen Co.*                                   180           9,986
   Heidrick & Struggles
     International, Inc.*                                   270           9,842
   Cubic Corp.                                              230           9,699
   Atlas Air Worldwide
     Holdings Co., Inc.*                                    180           9,293
   Interline Brands, Inc.*                                  390           8,966
   Raven Industries, Inc.+                                  220           8,811
   Consolidated Graphics, Inc.*                             140           8,791
   DynCorp International, Inc. -
     Class A*                                               380           8,782
   Navigant Consulting, Inc.*                               690           8,735


--------------------------------------------------------------------------------

RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Encore Wire Corp.+                                       340   $       8,544
   NACCO Industries, Inc. --
     Class A                                                 80           8,278
   Ennis Business Forms Inc.                                370           8,155
   American Science &
     Engineering, Inc.+                                     130           8,146
   Tredegar Corp.                                           470           8,108
   American Reprographics
     Co.*                                                   430           8,050
   M&F Worldwide Corp.*                                     160           8,030
   Rush Enterprises, Inc. - Class
     A*                                                     310           7,859
   CRA International, Inc.*+                                160           7,710
   Universal Forest Products,
     Inc.                                                   250           7,475
   Gibraltar Industries, Inc.                               380           7,030
   Spherion Corp.*                                          850           7,021
   Lindsay Manufacturing Co.                                160           7,005
   Kelly Services, Inc.                                     350           6,934
   Bowne & Co., Inc.                                        410           6,831
   Griffon Corp.*                                           440           6,644
   Blount International, Inc.*                              570           6,475
   Columbus McKinnon Corp.
     -- Class A*                                            260           6,471
   TransDigm Group, Inc.*                                   140           6,399
   Freightcar America, Inc.                                 160           6,112
   Kforce, Inc.*                                            470           6,044
   Greenbrier Cos., Inc.+                                   220           5,876
   EnerSys*                                                 320           5,686
   TAL International Group,
     Inc.                                                   220           5,515
   Wabash National Corp.+                                   440           4,968
   Houston Wire & Cable Co.+                                250           4,528
   Celadon Group, Inc.*                                     350           4,120
   Insteel Industries, Inc.                                 250           3,838
TOTAL INDUSTRIALS                                                     1,844,353
                                                                  -------------

HEALTH CARE 4.1%
   Hologic, Inc.*+                                          790          48,190
   Illumina, Inc.*                                          800          41,504
   Inverness Medical
     Innovations, Inc.*+                                    690          38,171
   Immucor, Inc.*                                         1,030          36,822
   Alexion Pharmaceuticals,
     Inc.*                                                  555          36,158
   BioMarin Pharmaceuticals,
     Inc.*                                                1,440          35,856
   Myriad Genetics, Inc.*                                   640          33,376
   MGI Pharma, Inc.*+                                     1,200          33,336
   Psychiatric Solutions, Inc.*+                            820          32,210
   Onyx Pharmaceuticals, Inc.*                              710          30,899
   OSI Pharmaceuticals, Inc.*+                              860          29,231
   Varian, Inc.*                                            440          27,988

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Alkermes, Inc.*+                                       1,520   $      27,968
   AMERIGROUP Corp.*                                        800          27,584
   Medarex, Inc.*+                                        1,910          27,046
   Healthways, Inc.*+                                       500          26,985
   Steris Corp.+                                            980          26,783
   Affymetrix, Inc.*+                                     1,029          26,106
   Medicis Pharmaceutical
     Corp. -- Class A+                                      835          25,476
   Bio--Rad Laboratories, Inc.
     -- Class A*                                            280          25,340
   Perrigo Co.+                                           1,160          24,766
   Magellan Health Services,
     Inc.*                                                  590          23,942
   Owens & Minor, Inc.+                                     624          23,768
   Valeant Pharmaceuticals
     International*+                                      1,460          22,601
   Allscripts Healthcare
     Solutions, Inc.*+                                      835          22,570
   Align Technology, Inc.*+                                 890          22,544
   Chemed Corp.                                             360          22,378
   ArthroCare Corp.*                                        400          22,356
   Dionex Corp.*                                            270          21,454
   United Therapeutics Corp.*+                              300          19,962
   West Pharmaceutical
     Services, Inc.                                         470          19,580
   PSS World Medical, Inc.*                               1,010          19,321
   Haemonetics Corp.*                                       390          19,274
   Cepheid, Inc.*+                                          810          18,468
   Lifecell Corp.*+                                         490          18,409
   PolyMedica Corp.                                         350          18,382
   American Medical Systems
     Holdings, Inc.*+                                     1,080          18,306
   NuVasive, Inc.*                                          500          17,965
   Meridian Bioscience, Inc.                                590          17,889
   Cubist Pharmaceuticals,
     Inc.*+                                                 830          17,538
   Apria Healthcare Group,
     Inc.*                                                  660          17,167
   Pharmion Corp.*+                                         370          17,072
   Parexel International Corp.*                             410          16,921
   Regeneron Pharmaceuticals,
     Inc.*+                                                 940          16,732
   Applera Corp. - Celera
     Genomics Group*+                                     1,180          16,591
   Thoratec Corp.*+                                         790          16,345
   Eclipsys Corp.*                                          700          16,324
   Exelixis, Inc.*+                                       1,470          15,567
   KV Pharmaceutical Co.*+                                  540          15,444
   Alnylam Pharmaceuticals,
     Inc.*+                                                 470          15,402
   XenoPort, Inc.*                                          310          14,585
   Omnicell, Inc.*                                          510          14,555


--------------------------------------------------------------------------------

RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Amedisys, Inc.*+                                         370   $      14,215
   Wright Medical Group, Inc.*                              530          14,215
   Medicines Co.*+                                          790          14,070
   Centene Corp.*                                           640          13,766
   Alpharma, Inc. -- Class A+                               640          13,670
   Healthspring, Inc.*                                      700          13,650
   Martek Biosciences Corp.*+                               470          13,644
   HealthExtras, Inc.*                                      485          13,498
   Sciele Pharma, Inc.*+                                    510          13,270
   Integra LifeSciences
     Holdings Corp.*+                                       270          13,117
   Phase Forward, Inc.*                                     610          12,206
   Nektar Therapeutics*+                                  1,380          12,185
   Analogic Corp.                                           190          12,114
   Conmed Corp.*                                            430          12,036
   The Trizetto Group, Inc.*                                660          11,557
   Savient Pharmaceuticals,
     Inc.*                                                  790          11,494
   AmSurg Corp.*                                            440          10,151
   SurModics, Inc.*+                                        200           9,802
   Dendreon Corp.*+                                       1,260           9,689
   Par Pharmaceutical Cos.,
     Inc.*                                                  520           9,651
   Viropharma, Inc.*                                      1,060           9,434
   AMN Healthcare Services,
     Inc.*                                                  500           9,365
   Sirona Dental Systems,
     Inc.*+                                                 250           8,918
   Symmetry Medical, Inc.*                                  530           8,851
   Salix Pharmaceuticals Ltd.*+                             710           8,818
   Bruker BioSciences Corp.*                                980           8,624
   Halozyme Therapeutics,
     Inc.*+                                                 980           8,516
   Quidel Corp.*                                            430           8,411
   Vital Signs, Inc.                                        160           8,342
   Greatbatch, Inc.*+                                       310           8,243
   Kindred Healthcare, Inc.*                                460           8,239
   Cross Country Healthcare,
     Inc.*                                                  470           8,211
   PharmaNet Development
     Group, Inc.*                                           280           8,128
   Matria Healthcare, Inc.*                                 310           8,110
   Geron Corp.*+                                          1,100           8,052
   Res-Care, Inc.*                                          350           7,994
   InterMune, Inc.*+                                        410           7,843
   Gentiva Health Services,
     Inc.*                                                  400           7,684
   SonoSite, Inc.*+                                         250           7,630
   HMS Holdings Corp.*                                      310           7,629
   FoxHollow Technologies,
     Inc.*                                                  280           7,392
   Air Methods Corp. -- SP
     ADR*                                                   160           7,392

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Zoll Medical Corp.*                                      280   $       7,258
   Cypress Bioscience, Inc.*+                               530           7,256
   Palomar Medical
     Technologies, Inc.*                                    250           7,123
   Seattle Genetics, Inc.*+                                 630           7,081
   ICU Medical, Inc.*+                                      180           6,975
   Orasure Technologies, Inc.*                              690           6,935
   Molina Healthcare, Inc.*                                 190           6,891
   Omrix Biopharmaceuticals,
     Inc.*+                                                 190           6,709
   Kendle International, Inc.*+                             160           6,645
   eResearch Technology, Inc.*                              570           6,492
   Datascope Corp.                                          190           6,424
   Noven Pharmaceuticals, Inc.*                             380           6,053
   Angiodynamics, Inc.*                                     310           5,844
   Volcano Corp.*                                           350           5,754
   Neurocrine Biosciences,
     Inc.*+                                                 570           5,700
   Vanda Pharmaceuticals,
     Inc.*+                                                 380           5,286
   Ariad Pharmaceuticals,
     Inc.*+                                               1,040           4,815
   CytRx Corp.*+                                          1,320           4,567
   Nabi Biopharmaceuticals*                                 910           3,695
TOTAL HEALTH CARE                                                     1,788,536
                                                                  -------------

ENERGY 1.8%
   Exterran Holdings, Inc.*+                                888          71,342
   PetroHawk Energy Corp.*+                               2,570          42,199
   Oil States International,
     Inc.*+                                                 720          34,776
   W-H Energy Services, Inc.*                               450          33,187
   Hercules Offshore*+                                    1,260          32,899
   Atwood Oceanics, Inc.*+                                  398          30,471
   Whiting Petroleum Corp.*                                 630          28,004
   Mariner Energy, Inc.*+                                 1,310          27,130
   Penn Virginia Corp.                                      560          24,629
   Alpha Natural Resources,
     Inc.*                                                  980          22,765
   Comstock Resources, Inc.*+                               660          20,354
   Grey Wolf, Inc.*                                       2,800          18,340
   Bill Barrett Corp.*+                                     458          18,050
   Swift Energy Co.*                                        440          18,005
   World Fuel Services Corp.                                420          17,140
   Atlas America, Inc.                                      330          17,038
   GulfMark Offshore, Inc.*                                 340          16,544
   Stone Energy Corp.*                                      410          16,404
   Nordic American Tanker
     Shipping+                                              410          16,088
   EXCO Resources, Inc.*                                    910          15,051
   Rosetta Resources, Inc.*+                                750          13,755
   Parker Drilling Co.*+                                  1,690          13,723


--------------------------------------------------------------------------------

RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   USEC, Inc.*+                                           1,320   $      13,530
   Natco Group, Inc.*+                                      250          12,938
   Complete Production
     Services, Inc.*                                        630          12,902
   Basic Energy Services, Inc.*+                            600          12,612
   Ship Finance International
     Ltd.+                                                  470          12,347
   Lufkin Industries, Inc.                                  220          12,104
   Golar LNG Ltd.+                                          500          11,160
   Pioneer Drilling Co.*                                    750           9,135
   Petroleum Development
     Corp.*+                                                200           8,870
   Dawson Geophysical Co.*                                  110           8,526
   International Coal Group,
     Inc.*+                                               1,920           8,525
   Matrix Service Co.*                                      400           8,380
   Uranium Resources, Inc.*                                 790           7,418
   Newpark Resources, Inc.*                               1,350           7,236
   Allis-Chalmers Energy,
     Inc.*+                                                 380           7,197
   Contango Oil & Gas Co.*                                  190           6,878
   Harvest Natural Resources,
     Inc.*                                                  570           6,806
   Knightsbridge Tankers Ltd.+                              250           6,725
   Gulfport Energy Corp.*                                   280           6,625
   Alon USA Energy, Inc.+                                   190           6,418
   Energy Partners Ltd.*                                    410           6,019
   GMX Resources, Inc.*+                                    170           5,469
   VeraSun Energy Corp.*+                                   470           5,170
   Pacific Ethanol, Inc.*+                                  530           5,099
   Bois d'Arc Energy, Inc.*                                 250           4,793
   Aventine Renewable Energy
     Holdings, Inc.*                                        440           4,651
   Double Hull Tankers, Inc.+                               310           4,616
   Callon Petroleum Co.*                                    310           4,315
   Delek US Holdings, Inc.+                                 170           4,264
TOTAL ENERGY                                                            778,622
                                                                  -------------

MATERIALS 1.7%
   CF Industries Holdings, Inc.                             840          63,764
   Terra Industries, Inc.*+                               1,400          43,764
   AptarGroup, Inc.+                                      1,055          39,953
   Hercules, Inc.+                                        1,770          37,205
   Texas Industries, Inc.+                                  390          30,615
   Greif, Inc. -- Class A+                                  500          30,340
   H.B. Fuller Co.+                                         910          27,009
   RTI International Metals,
     Inc.*                                                  334          26,473
   Quanex Corp.+                                            550          25,839
   Olin Corp.                                             1,100          24,618
   Worthington Industries, Inc.+                          1,040          24,502

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Schnitzer Steel Industries,
     Inc. -- Class A+                                       310   $      22,720
   Metal Management, Inc.                                   380          20,596
   Sensient Technologies Corp.                              710          20,498
   Silgan Holdings, Inc.                                    350          18,812
   Minerals Technologies, Inc.                              280          18,760
   Rockwood Holdings, Inc.*                                 510          18,273
   Brush Engineered Materials,
     Inc.*                                                  330          17,124
   Arch Chemicals, Inc.+                                    350          16,408
   Hecla Mining Co.*+                                     1,810          16,199
   Rock-Tenn Co. -- Class A                                 530          15,317
   Kaiser Aluminum Corp.                                    210          14,820
   Ferro Corp.                                              660          13,187
   Haynes International, Inc.*                              150          12,806
   Amcol International Corp.+                               380          12,574
   NewMarket Corp.                                          220          10,864
   PolyOne Corp.*                                         1,420          10,607
   Glatfelter                                               660           9,794
   Headwaters, Inc.*+                                       600           8,928
   Buckeye Technologies, Inc.*                              580           8,781
   Calgon Carbon Corp.*+                                    600           8,376
   Innospec, Inc.                                           350           7,973
   Spartech Corp.                                           460           7,848
   A. Schulman, Inc.                                        390           7,695
   Wausau Paper Corp.                                       660           7,359
   Neenah Paper, Inc.                                       210           6,949
   Stillwater Mining Co.*                                   630           6,483
   Olympic Steel, Inc.                                      130           3,531
TOTAL MATERIALS                                                         717,364
                                                                  -------------

UTILITIES 0.9%
   Westar Energy, Inc.                                    1,340          32,910
   ITC Holdings Corp.                                       630          31,216
   Nicor, Inc.+                                             680          29,172
   PNM Resources, Inc.                                    1,140          26,539
   WGL Holdings, Inc.                                       720          24,401
   Aquila, Inc.*+                                         5,690          22,817
   Cleco Corp.+                                             900          22,743
   Black Hills Corp.+                                       550          22,561
   New Jersey Resources Corp.+                              400          19,836
   Southwest Gas Corp.                                      630          17,823
   Northwest Natural Gas Co.+                               380          17,366
   Allete, Inc.+                                            380          17,009
   Avista Corp.                                             790          16,077
   South Jersey Industries, Inc.                            460          16,008
   El Paso Electric Co.*                                    690          15,960
   NorthWestern Corp.                                       530          14,400
   Portland General Electric Co.                            440          12,232
   Mge Energy, Inc.                                         310          10,366
   Laclede Group, Inc.                                      310          10,007


--------------------------------------------------------------------------------

RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Consolidated Water Co.,
     Inc.+                                                  190   $       5,704
   Central Vermont Public
     Service Corp.                                          130           4,750
TOTAL UTILITIES                                                         389,897
                                                                  -------------

CONSUMER STAPLES 0.9%
   Central European
     Distribution Corp.*+                                   530          25,392
   Flowers Foods, Inc.                                    1,140          24,852
   Ralcorp Holdings, Inc.*                                  390          21,770
   Casey's General Stores, Inc.                             750          20,775
   Pilgrim's Pride Corp.                                    590          20,491
   Ruddick Corp.                                            600          20,124
   Universal Corp.                                          400          19,580
   Hain Celestial Group, Inc.*+                             590          18,957
   Chattem, Inc.*+                                          240          16,925
   Performance Food Group
     Co.*                                                   530          15,969
   Tootsie Roll Industries, Inc.+                           530          14,061
   TreeHouse Foods, Inc.*                                   450          12,172
   Darling International, Inc.*                           1,210          11,967
   Fresh Del Monte Produce,
     Inc.+                                                  410          11,787
   Vector Group Ltd.                                        456          10,219
   Andersons, Inc.+                                         210          10,084
   Sanderson Farms, Inc.+                                   240          10,001
   Alliance One International,
     Inc.*                                                1,450           9,483
   Elizabeth Arden, Inc.*                                   350           9,436
   Pantry, Inc.*+                                           350           8,970
   American Oriental
     Bioengineering, Inc.
     PLC*+                                                  790           8,808
   Great Atlantic & Pacific Tea
     Co.*+                                                  280           8,529
   WD-40 Co.                                                240           8,193
   Nash Finch Co.+                                          190           7,568
   Spartan Stores, Inc.                                     330           7,435
   J&J Snack Foods Corp.                                    190           6,616
   Boston Beer Co., Inc. --
     Class A*                                               110           5,353
   Ingles Markets, Inc. -- Class
     A                                                      160           4,586
TOTAL CONSUMER STAPLES                                                  370,103
                                                                  -------------

TELECOMMUNICATION SERVICES 0.5%
   Time Warner Telecom, Inc.
     -- Class A*                                          2,190          48,114
   Golden Telecom, Inc.+                                    230          18,513
   Cincinnati Bell, Inc.*+                                3,746          18,505

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Cogent Communications
     Group, Inc.*+                                          786   $      18,345
   Premiere Global Services,
     Inc.*                                                1,064          13,460
   NTELOS Holdings Corp.                                    425          12,520
   Fairpoint Communications,
     Inc.+                                                  530           9,996
   General Communication, Inc.
     -- Class A*                                            790           9,591
   Iowa Telecommunications
     Services, Inc.+                                        460           9,131
   Alaska Communications
     Systems Group, Inc.                                    630           9,103
   iPCS, Inc. -- Class A                                    250           8,598
   Syniverse Holdings, Inc.*                                390           6,201
   IDT Corp. -- Class B+                                    720           6,026
   USA Mobility, Inc.*                                      330           5,567
   Centennial Communications
     Corp.*                                                 350           3,542
TOTAL TELECOMMUNICATION SERVICES                                        197,212
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $12,702,454)                                                12,922,171
                                                                  -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
53.8%
Collateralized by U.S. Treasury
Obligations

   UBS, Inc.
     issued 09/28/07 at 3.89%
     due 10/01/07                                 $  19,435,135      19,435,135
   Credit Suisse Group
     issued 09/28/07 at 3.95%
     due 10/01/07++                                   3,797,061       3,797,061
TOTAL REPURCHASE AGREEMENTS
   (Cost $23,232,196)                                                23,232,196
                                                                  -------------


--------------------------------------------------------------------------------

RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 5.5%
Investment in Securities Lending Short
Term
   Investment Portfolio held by
     U.S. Bank                                    $   2,378,201       2,378,201
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,378,201)                                                  2,378,201
                                                                  =============

TOTAL INVESTMENTS 89.3%
   (Cost $38,312,851)                                             $  38,532,568
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 10.7%                                            $   4,632,705
                                                                  -------------
NET ASSETS - 100.0%                                               $  43,165,273

                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2007 Russell 2000
Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $38,208,400)                                   472   $     457,070
                                                                  -------------

                                                          UNITS
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
December 2007 Russell 2000
Index, Terminating
12/28/2007**
   (Notional Market Value
   $18,404,165)                                          22,850   $     343,298
November 2007 Russell 2000
Index Swap, Terminating
11/19/2007** ++
   (Notional Market Value
   $17,034,821)                                          21,149         349,217
(TOTAL NOTIONAL MARKET VALUE $35,438,986)                         $     692,515
                                                                  -------------

*     Non-Income Producing Security.

**    Price Return based on Russell 2000 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at September 30, 2007.

++ All or a portion of this security is pledged as equity index swap collateral at September 30, 2007.


--------------------------------------------------------------------------------

INVERSE RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 19.5%
Federal Home Loan Bank++
  4.70% due 11/16/07                               $ 25,000,000   $  24,849,861
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $24,849,861)                                                 24,849,861
                                                                  -------------
REPURCHASE AGREEMENTS
60.9%
Collateralized by U.S.
  Treasury Obligations
Credit Suisse Group issued
  09/28/07 at 3.95% due
  10/01/07+                                           6,887,077       6,887,077
UBS, Inc. issued 09/28/07 at
  3.89% due 10/01/07                                 70,610,651      70,610,651
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $77,497,728)                                                 77,497,728
                                                                  -------------
TOTAL LONG SECURITIES 80.4%
  (Cost $102,347,589)                                             $ 102,347,589

                                                         SHARES
                                                     ----------
COMMON STOCKS SOLD SHORT (51.5)%

TELECOMMUNICATION SERVICES (1.0)%
   Centennial Communications
     Corp.*                                               1,700         (17,204)
   USA Mobility, Inc.                                     1,640         (27,667)
   IDT Corp. -- Class B                                   3,530         (29,546)
   Knology, Inc.*                                         1,860         (31,118)
   Harris Stratex Networks,
     Inc. -- Class A*                                     1,800         (31,446)
   Alaska Communications
     Systems Group, Inc.                                  3,040         (43,928)
   Iowa Telecommunications
     Services, Inc.                                       2,260         (44,861)
   Fairpoint Communications,
     Inc.                                                 2,510         (47,338)
   Internap Network Services
     Corp.*                                               3,490         (49,453)
   Cbeyond, Inc.*                                         1,470         (59,961)
   PAETEC Holding Corp.*                                  5,010         (62,475)
   SAVVIS, Inc.*                                          1,960         (76,009)
   L-1 Identity Solutions, Inc.*                          4,220         (79,547)
   Cogent Communications Group,
     Inc.*                                                3,560         (83,090)
   Cincinnati Bell, Inc.*                                17,650         (87,191)
   Golden Telecom, Inc.                                   1,120         (90,149)
   Aecom Technology Corp.*                                2,870        (100,249)
   VistaPrint Ltd.*                                       3,070        (114,726)

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Time Warner Telecom, Inc.*                            10,310   $    (226,511)
TOTAL TELECOMMUNICATION SERVICES                                     (1,302,469)
                                                                  -------------

CONSUMER STAPLES (1.4)%
   Prestige Brands Holdings,
     Inc.*                                                2,410         (26,462)
   Pathmark Stores, Inc.*                                 2,290         (29,197)
   Boston Beer Co., Inc. --
     Class A*                                               640         (31,142)
   Spartan Stores, Inc.                                   1,540         (34,696)
   Nash Finch Co.                                           960         (38,237)
   Pantry, Inc.*                                          1,630         (41,777)
   American Oriental
     Bioengineering, Inc.*                                3,810         (42,481)
   Alliance One International,
     Inc.*                                                6,820         (44,603)
   Sanderson Farms, Inc.                                  1,200         (50,004)
   Darling International, Inc.*                           5,760         (56,966)
   Nu Skin Enterprises, Inc.                              3,580         (57,853)
   Fresh Del Monte Produce, Inc.                          2,020         (58,075)
   Lancaster Colony Corp.                                 1,600         (61,072)
   Tootsie Roll Industries, Inc.                          2,540         (67,386)
   Performance Food Group Co.*                            2,520         (75,928)
   United Natural Foods, Inc.*                            3,050         (83,021)
   Chattem, Inc.*                                         1,210         (85,329)
   Hain Celestial Group, Inc.*                            2,830         (90,928)
   Universal Corp.                                        1,930         (94,474)
   Ruddick Corp.                                          2,930         (98,272)
   Casey's General Stores, Inc.                           3,600         (99,720)
   Pilgrim's Pride Corp.                                  2,880        (100,022)
   Ralcorp Holdings, Inc.*                                1,930        (107,733)
   Longs Drug Stores Corp.                                2,350        (116,725)
   Flowers Foods, Inc.                                    5,470        (119,246)
   Central European
     Distribution Corp.*                                  2,520        (120,733)
TOTAL CONSUMER STAPLES                                               (1,832,082)
                                                                  -------------
UTILITIES (1.5)%
   Central Vermont Public
     Service Corp.                                          730         (26,674)
   American States Water Co.                              1,220         (47,580)
   California Water Service
     Group                                                1,390         (53,501)
   UIL Holdings Corp.                                     1,790         (56,385)
   NorthWestern Corp.                                     2,560         (69,555)
   Unisource Energy Corp. Co.                             2,510         (75,024)
   El Paso Electric Co.*                                  3,260         (75,404)
   Otter Tail Corp.                                       2,120         (75,578)
   Avista Corp.                                           3,760         (76,516)


--------------------------------------------------------------------------------

INVERSE RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Southwest Gas Corp.                                    3,000   $     (84,870)
   Northwest Natural Gas Co.                              1,920         (87,744)
   New Jersey Resources Corp.                             1,990         (98,684)
   Idacorp, Inc.                                          3,130        (102,476)
   Aquila, Inc.*                                         26,700        (107,067)
   Cleco Corp.                                            4,250        (107,397)
   Black Hills Corp.                                      2,680        (109,934)
   WGL Holdings, Inc.                                     3,510        (118,954)
   PNM Resources, Inc.                                    5,470        (127,342)
   Nicor, Inc.                                            3,210        (137,709)
   ITC Holdings Corp.                                     3,030        (150,136)
   Westar Energy, Inc.                                    6,330        (155,465)
TOTAL UTILITIES                                                      (1,943,995)
                                                                  -------------

MATERIALS (2.6)%
   Northwest Pipe Co.*                                      640         (24,205)
   Sun Hydraulics Corp.                                     790         (25,122)
   AM Castle & Co.                                          790         (25,754)
   Schweitzer-Mauduit
     International, Inc.                                  1,120         (26,096)
   AZZ, Inc.*                                               830         (29,017)
   Stillwater Mining Co.*                                 2,980         (30,664)
   Neenah Paper, Inc.                                     1,060         (35,075)
   Wausau Paper Corp.                                     3,170         (35,345)
   Schulman A, Inc.                                       1,920         (37,882)
   Spartech Corp.                                         2,280         (38,897)
   Innospec, Inc.                                         1,710         (38,954)
   Headwaters, Inc.*                                      2,810         (41,813)
   Glatfelter                                             3,210         (47,636)
   Koppers Holdings, Inc.                                 1,250         (48,262)
   PolyOne Corp.*                                         6,630         (49,526)
   NewMarket Corp.                                        1,090         (53,824)
   Royal Gold, Inc.                                       1,720         (56,330)
   AMCOL International Corp.                              1,830         (60,555)
   Ferro Corp.                                            3,090         (61,738)
   Haynes International, Inc.*                              830         (70,857)
   Brush Engineered Materials,
     Inc.*                                                1,450         (75,241)
   Hecla Mining Co.*                                      8,570         (76,702)
   Compass Minerals
     International, Inc.                                  2,290         (77,952)
   Arch Chemicals, Inc.                                   1,730         (81,102)
   Apex Silver Mines Ltd.*                                4,180         (81,301)
   Rockwood Holdings, Inc.*                               2,500         (89,575)
   Silgan Holdings, Inc.                                  1,770         (95,138)
   Metal Management, Inc.                                 1,820         (98,644)
   Century Aluminum Co.*                                  2,080        (109,512)
   OM Group, Inc.*                                        2,120        (111,957)
   Worthington Industries, Inc.                           4,920        (115,915)
   Olin Corp.                                             5,250        (117,495)
   Quanex Corp.                                           2,640        (124,027)

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   HB Fuller Co.                                          4,320   $    (128,218)
   RTI International Metals,
     Inc.*                                                1,640        (129,986)
   Greif, Inc. -- Class A                                 2,370        (143,812)
   Texas Industries, Inc.                                 1,950        (153,075)
   Hercules, Inc.                                         8,310        (174,676)
   Aptargroup, Inc.                                       4,930        (186,699)
   CF Industries Holdings, Inc.                           3,890        (295,290)
TOTAL MATERIALS                                                      (3,303,869)
                                                                  -------------

ENERGY (3.0)%
   TXCO Resources Inc*                                    2,400         (21,504)
   Bois d'Arc Energy, Inc.*                               1,300         (24,921)
   Trico Marine Services, Inc.*                             850         (25,330)
   Energy Partners Ltd.*                                  2,010         (29,507)
   Alon USA Energy, Inc.                                    920         (31,078)
   Harvest Natural Resources,
     Inc.*                                                2,680         (31,999)
   RPC, Inc.                                              2,300         (32,683)
   Gulfport Energy Corp.*                                 1,410         (33,361)
   Uranium Resources, Inc.*                               3,720         (34,931)
   Horizon Offshore, Inc.*                                2,330         (38,445)
   Matrix Service Co.*                                    1,890         (39,595)
   Dawson Geophysical Co.*                                  540         (41,855)
   Parallel Petroleum Corp.*                              2,690         (45,703)
   Petroleum Development
     Corp.*                                               1,060         (47,011)
   Warren Resources, Inc.*                                3,860         (48,404)
   Flotek Industries, Inc.*                               1,290         (56,953)
   Hornbeck Offshore Services,
     Inc.*                                                1,640         (60,188)
   Bristow Group, Inc.*                                   1,440         (62,942)
   USEC, Inc.*                                            6,230         (63,857)
   NATCO Group, Inc. -- Class
     A*                                                   1,240         (64,170)
   Parker Drilling Co.*                                   7,960         (64,635)
   Arena Resources, Inc.*                                 1,080         (70,740)
   ATP Oil & Gas Corp.*                                   1,520         (71,486)
   EXCO Resources, Inc.*                                  4,390         (72,611)
   Carrizo Oil & Gas, Inc.*                               1,620         (72,673)
   CARBO Ceramics, Inc.                                   1,450         (73,559)
   Stone Energy Corp.*                                    2,000         (80,020)
   World Fuel Services Corp.                              2,030         (82,844)
   Atlas America, Inc.                                    1,630         (84,157)
   Grey Wolf, Inc.*                                      13,170         (86,264)
   Bill Barrett Corp.*                                    2,200         (86,702)
   Swift Energy Co.*                                      2,130         (87,160)
   Dril-Quip, Inc.*                                       1,900         (93,765)
   Comstock Resources, Inc.*                              3,160         (97,454)
   Alpha Natural Resources,
     Inc.*                                                4,670        (108,484)


--------------------------------------------------------------------------------

INVERSE RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS  (Unaudited)                          September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Berry Petroleum Co.                                    2,820   $    (111,644)
   Penn Virginia Corp.                                    2,680        (117,866)
   Encore Acquisition Co.*                                3,790        (119,954)
   Mariner Energy, Inc.*                                  6,210        (128,609)
   Whiting Petroleum Corp.*                               3,000        (133,350)
   Atwood Oceanics, Inc.*                                 1,950        (149,292)
   Hercules Offshore, Inc.*                               5,920        (154,571)
   W-H Energy Services, Inc.*                             2,170        (160,038)
   Oil States International, Inc.*                        3,510        (169,533)
   PetroHawk Energy Corp.*                               12,090        (198,518)
   Exterran Holdings, Inc.*                               3,850        (309,309)
TOTAL ENERGY                                                         (3,819,675)
                                                                  -------------

HEALTH CARE (6.8)%
   Emergency Medical Services
     Corp. -- Class A*                                      220          (6,655)
   Emeritus Corp.*                                          660         (17,886)
   Radiation Therapy Services,
     Inc.*                                                  920         (19,154)
   Medcath Corp.*                                           720         (19,771)
   Pozen, Inc.*                                           1,820         (20,129)
   Accuray, Inc.*                                         1,170         (20,428)
   NxStage Medical, Inc.*                                 1,440         (20,866)
   LHC Group, Inc.*                                       1,030         (22,114)
   Kensey Nash Corp.*                                       850         (22,193)
   Cambrex Corp.                                          2,040         (22,216)
   Vital Images, Inc.*                                    1,220         (23,814)
   Enzo Biochem, Inc.*                                    2,210         (25,083)
   Vanda Pharmaceuticals, Inc.*                           1,890         (26,290)
   Bio-Reference Labs, Inc.*                                790         (26,670)
   Neurocrine Biosciences, Inc.*                          2,710         (27,100)
   Enzon Pharmaceuticals, Inc.*                           3,140         (27,663)
   Volcano Corp.*                                         1,690         (27,784)
   Noven Pharmaceuticals, Inc.*                           1,770         (28,196)
   Spectranetics Corp.*                                   2,220         (29,926)
   Indevus Pharmaceuticals,
     Inc.*                                                4,340         (29,989)
   Keryx Biopharmaceuticals,
     Inc.*                                                3,100         (30,814)
   eResearchTechnology, Inc.*                             2,790         (31,778)
   XOMA Ltd.*                                             9,380         (31,986)
   Acorda Therapeutics, Inc.*                             1,780         (32,663)
   Acadia Pharmaceuticals, Inc.*                          2,210         (33,260)
   Air Methods Corp.*                                       740         (34,188)
   Ligand Pharmaceuticals, Inc.
     -- Class B                                           6,430         (34,336)
   Omrix Biopharmaceuticals,
     Inc.*                                                  980         (34,604)
   ICU Medical, Inc.*                                       920         (35,650)
   Cypress Bioscience, Inc.*                              2,640         (36,142)
   Zymogenetics, Inc.*                                    2,770         (36,148)

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Progenics Pharmaceuticals,
     Inc.*                                                1,650   $     (36,481)
   FoxHollow Technologies, Inc.*                          1,410         (37,224)
   Palomar Medical
     Technologies, Inc.*                                  1,310         (37,322)
   Kendle International, Inc.*                              900         (37,377)
   Zoll Medical Corp.*                                    1,450         (37,584)
   Array Biopharma, Inc.*                                 3,350         (37,621)
   Gentiva Health Services,
     Inc.*                                                1,970         (37,844)
   PharmaNet Development Group,
     Inc.*                                                1,330         (38,610)
   Kindred Healthcare, Inc.*                              2,160         (38,686)
   Assisted Living Concepts,
     Inc. -- Class A*                                     4,290         (39,211)
   Cross Country Healthcare,
     Inc.*                                                2,280         (39,832)
   Conceptus, Inc.*                                       2,100         (39,858)
   Salix Pharmaceuticals Ltd.*                            3,360         (41,731)
   Greatbatch, Inc.*                                      1,590         (42,278)
   Incyte Corp.*                                          5,990         (42,829)
   Viropharma, Inc.*                                      4,970         (44,233)
   AMN Healthcare Services,
     Inc.*                                                2,470         (46,263)
   Auxilium Pharmaceuticals,
     Inc.*                                                2,230         (47,008)
   Arena Pharmaceuticals, Inc.*                           4,340         (47,523)
   Invacare Corp.                                         2,050         (47,929)
   Sun Healthcare Group, Inc.*                            3,060         (51,133)
   Savient Pharmaceuticals,
     Inc.*                                                3,780         (54,999)
   Trizetto Group, Inc.*                                  3,220         (56,382)
   Nektar Therapeutics*                                   6,530         (57,660)
   Orthofix International NV*                             1,180         (57,785)
   HealthExtras, Inc.*                                    2,200         (61,226)
   Integra LifeSciences Holdings
     Corp.*                                               1,280         (62,182)
   Medicines Co.*                                         3,690         (65,719)
   Alpharma, Inc. -- Class A                              3,090         (66,002)
   Healthspring, Inc.*                                    3,410         (66,495)
   Wright Medical Group, Inc.*                            2,520         (67,586)
   AMAG Pharamceuticals Inc*                              1,190         (68,068)
   Omnicell, Inc.*                                        2,400         (68,496)
   Amedisys, Inc.*                                        1,850         (71,077)
   XenoPort, Inc.*                                        1,540         (72,457)
   Exelixis, Inc.*                                        6,900         (73,071)
   Alnylam Pharmaceuticals,
     Inc.*                                                2,300         (75,371)
   Eclipsys Corp.*                                        3,260         (76,023)
   Thoratec Corp.*                                        3,790         (78,415)


--------------------------------------------------------------------------------

INVERSE RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Applera Corp. - Celera
     Group*                                               5,620   $     (79,017)
   Regeneron Pharmaceuticals,
     Inc.*                                                4,540         (80,812)
   PolyMedica Corp.                                       1,620         (85,082)
   Pharmion Corp.*                                        1,850         (85,359)
   Meridian Bioscience, Inc.                              2,830         (85,806)
   American Medical Systems
     Holdings, Inc.*                                      5,130         (86,954)
   Isis Pharmaceuticals, Inc.*                            5,880         (88,024)
   NuVasive, Inc.*                                        2,460         (88,388)
   Cepheid, Inc.*                                         3,930         (89,604)
   Lifecell Corp.*                                        2,420         (90,919)
   PSS World Medical, Inc.*                               4,790         (91,633)
   Haemonetics Corp.*                                     1,890         (93,404)
   inVentiv Health, Inc.*                                 2,220         (97,280)
   West Pharmaceutical
     Services, Inc.                                       2,350         (97,901)
   Human Genome Sciences,
     Inc.*                                                9,570         (98,475)
   United Therapeutics Corp.*                             1,480         (98,479)
   Valeant Pharmaceuticals
     International*                                       6,770        (104,800)
   Allscripts Healthcare
     Solutions, Inc.*                                     3,950        (106,769)
   Align Technology, Inc.*                                4,220        (106,893)
   Dionex Corp.*                                          1,360        (108,066)
   Arthrocare Corp.*                                      1,960        (109,544)
   Owens & Minor, Inc.                                    2,890        (110,080)
   Chemed Corp.                                           1,800        (111,888)
   Sunrise Senior Living, Inc.*                           3,190        (112,830)
   Magellan Health Services,
     Inc.*                                                2,790        (113,218)
   Perrigo Co.                                            5,480        (116,998)
   Bio-Rad Laboratories, Inc. --
     Class A*                                             1,330        (120,365)
   Medicis Pharmaceutical Corp.
     -- Class A                                           3,980        (121,430)
   Affymetrix, Inc.*                                      4,890        (124,059)
   STERIS Corp.                                           4,640        (126,811)
   Medarex, Inc.*                                         8,980        (127,157)
   AMERIGROUP Corp.*                                      3,760        (129,645)
   Mentor Corp.                                           2,830        (130,322)
   Alkermes, Inc.*                                        7,170        (131,928)
   Healthways, Inc.*                                      2,500        (134,925)
   Varian, Inc.*                                          2,190        (139,306)
   OSI Pharmaceuticals, Inc.*                             4,110        (139,699)
   Onyx Pharmaceuticals, Inc.*                            3,410        (148,403)
   Psychiatric Solutions, Inc.*                           3,870        (152,014)
   MGI Pharma, Inc.*                                      5,680        (157,790)
   Myriad Genetics, Inc.*                                 3,070        (160,101)

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Alexion Pharmaceuticals,
     Inc.*                                                2,600   $    (169,390)
   BioMarin Pharmaceuticals,
     Inc.*                                                6,830        (170,067)
   Immucor, Inc.*                                         4,910        (175,533)
   Inverness Medical
     Innovations, Inc.*                                   3,320        (183,662)
   Illumina, Inc.*                                        3,820        (198,182)
   Hologic, Inc.*                                         3,840        (234,240)
TOTAL HEALTH CARE                                                    (8,616,339)
                                                                  -------------

CONSUMER DISCRETIONARY (7.8)%
   Steinway Musical Instruments                             570         (16,883)
   MarineMax, Inc.*                                       1,160         (16,890)
   Libbey, Inc.                                           1,030         (18,046)
   Tuesday Morning Corp.                                  2,140         (19,239)
   Leapfrog Enterprises, Inc.*                            2,450         (20,212)
   Retail Ventures, Inc.*                                 1,970         (20,508)
   PetMed Express, Inc.*                                  1,520         (21,295)
   Martha Stewart Living
     Omnimedia -- Class A*                                1,890         (22,018)
   Casual Male Retail Group,
     Inc.*                                                2,570         (23,027)
   Wet Seal, Inc.*                                        6,010         (23,259)
   HOT Topic, Inc.*                                       3,150         (23,499)
   World Wrestling
     Entertainment, Inc. --
     Class A                                              1,610         (24,279)
   BJ's Restaurants, Inc.*                                1,210         (25,470)
   O'Charleys, Inc.                                       1,700         (25,772)
   Charlotte Russe Holding,
     Inc.*                                                1,800         (26,352)
   Bebe Stores, Inc.                                      1,810         (26,480)
   Amerigon, Inc.*                                        1,540         (26,657)
   RCN Corp.                                              2,180         (26,814)
   Mediacom Communications
     Corp. -- Class A*                                    3,860         (27,213)
   Steven Madden Ltd.                                     1,460         (27,667)
   Hayes Lemmerz International,
     Inc.*                                                6,770         (28,163)
   Gaiam, Inc.*                                           1,230         (29,557)
   Pier 1 Imports, Inc.*                                  6,290         (29,752)
   Fred's, Inc.                                           2,860         (30,116)
   Valassis Communications,
     Inc.*                                                3,410         (30,417)
   Steak N Shake Co.*                                     2,030         (30,470)
   Cox Radio, Inc. -- Class A*                            2,370         (30,928)
   Christopher & Banks Corp.                              2,580         (31,270)
   Premier Exhibitions, Inc.*                             2,080         (31,366)
   AFC Enterprises*                                       2,090         (31,454)
   Morgans Hotel Group Co.*                               1,450         (31,537)


--------------------------------------------------------------------------------

INVERSE RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Journal Communications, Inc.
     -- Class A                                           3,360   $     (31,853)
   Skechers U.S.A., Inc. --
     Class A*                                             1,450         (32,045)
   Universal Electronics, Inc.*                           1,030         (33,475)
   99 Cents Only Stores*                                  3,340         (34,302)
   Furniture Brands
     International, Inc.                                  3,450         (34,983)
   Asbury Automotive Group,
     Inc.                                                 1,830         (36,252)
   California Pizza Kitchen,
     Inc.*                                                2,070         (36,370)
   Speedway Motorsports, Inc.                               990         (36,630)
   Blyth, Inc.                                            1,810         (37,014)
   Papa John's International,
     Inc.*                                                1,530         (37,393)
   Jo-Ann Stores, Inc.*                                   1,780         (37,558)
   GSI Commerce, Inc.*                                    1,420         (37,772)
   Buckle, Inc.                                           1,000         (37,940)
   Spartan Motors, Inc.                                   2,290         (38,541)
   Childrens Place Retail Stores,
     Inc.*                                                1,600         (38,848)
   Fleetwood Enterprises, Inc.*                           4,560         (38,988)
   Oxford Industries, Inc.                                1,100         (39,732)
   PEP Boys-Manny Moe &
     Jack                                                 2,840         (39,845)
   Lodgenet Entertainment
     Corp.*                                               1,620         (41,083)
   Buffalo Wild Wings, Inc.*                              1,090         (41,115)
   RC2 Corp.*                                             1,510         (41,812)
   Sinclair Broadcast Group, Inc.
     -- Class A                                           3,500         (42,140)
   K-Swiss, Inc. -- Class A                               1,840         (42,154)
   Ambassadors Group, Inc.                                1,120         (42,672)
   Capella Education Co.*                                   770         (43,051)
   Media General, Inc. -- Class
     A                                                    1,580         (43,466)
   Texas Roadhouse, Inc.*                                 3,750         (43,875)
   Volcom, Inc.*                                          1,040         (44,221)
   Sealy Corp.                                            3,190         (44,788)
   Entercom Communications
     Corp. -- Class A                                     2,330         (45,039)
   Entravision Communications
     Corp. -- Class A*                                    4,930         (45,455)
   Visteon Corp.*                                         9,240         (47,586)
   Ameristar Casinos, Inc.                                1,800         (50,580)
   Red Robin Gourmet Burgers,
     Inc.*                                                1,190         (51,051)
   Domino's Pizza, Inc.                                   3,120         (51,761)
   Steiner Leisure Ltd.*                                  1,220         (52,948)
   Jakks Pacific, Inc.*                                   2,010         (53,687)

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Winnebago Industries                                   2,250   $     (53,730)
   Citadel Broadcasting Corp.                            12,980         (53,997)
   Morningstar, Inc.*                                       880         (54,032)
   PF Chang's China Bistro,
     Inc.*                                                1,840         (54,464)
   Zumiez, Inc.*                                          1,230         (54,575)
   Columbia Sportswear Co.                                  990         (54,757)
   CEC Entertainment, Inc.*                               2,040         (54,815)
   Borders Group, Inc.                                    4,170         (55,586)
   Hibbett Sports, Inc.*                                  2,250         (55,800)
   Stage Stores, Inc.                                     3,090         (56,331)
   Sally Beauty Holdings, Inc.*                           6,670         (56,361)
   General Maritime Corp.                                 2,040         (56,936)
   Dress Barn, Inc.*                                      3,350         (56,983)
   Group 1 Automotive, Inc.                               1,730         (58,076)
   Champion Enterprises, Inc.*                            5,470         (60,061)
   Brown Shoe Co., Inc.                                   3,140         (60,916)
   Modine Manufacturing Co.                               2,310         (61,492)
   Ethan Allen Interiors, Inc.                            1,890         (61,784)
   Coinstar, Inc.*                                        1,980         (63,697)
   Timberland Co. -- Class A*                             3,360         (63,706)
   Cabela's, Inc.*                                        2,770         (65,511)
   National CineMedia, Inc.                               2,990         (66,976)
   Ruby Tuesday, Inc.                                     3,870         (70,976)
   CBRL Group, Inc.                                       1,760         (71,808)
   Tween Brands, Inc.*                                    2,190         (71,920)
   Interactive Data Corp.                                 2,570         (72,474)
   CKE Restaurants, Inc.                                  4,490         (72,783)
   Aaron Rents, Inc.                                      3,290         (73,367)
   Pacific Sunwear Of
     California*                                          5,000         (74,000)
   Charming Shoppes, Inc.*                                8,820         (74,088)
   Bob Evans Farms, Inc.                                  2,550         (76,959)
   Gymboree Corp.*                                        2,190         (77,176)
   Ihop Corp.                                             1,240         (78,529)
   Bright Horizons Family
     Solutions, Inc.*                                     1,860         (79,682)
   American Axle &
     Manufacturing Holdings,
     Inc.                                                 3,190         (80,548)
   Zale Corp.*                                            3,490         (80,759)
   Callaway Golf Co.                                      5,140         (82,291)
   Carter's, Inc.*                                        4,160         (82,992)
   Rare Hospitality International,
     Inc.*                                                2,190         (83,461)
   ArvinMeritor, Inc.                                     5,090         (85,614)
   Marvel Entertainment, Inc.*                            3,860         (90,478)
   Rent-A-Center, Inc.*                                   5,010         (90,831)
   Matthews International Corp.
     -- Class A                                           2,100         (91,980)
   WMS Industries, Inc.*                                  2,900         (95,990)


--------------------------------------------------------------------------------

INVERSE RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Arbitron, Inc.                                         2,130   $     (96,574)
   Corinthian Colleges, Inc.*                             6,170         (98,165)
   Live Nation, Inc.*                                     4,670         (99,238)
   Walter Industries, Inc.                                3,710         (99,799)
   Deckers Outdoor Corp.*                                   910         (99,918)
   Regis Corp.                                            3,160        (100,836)
   Tenneco, Inc.*                                         3,300        (102,333)
   Collective Brands, Inc.*                               4,650        (102,579)
   American Greetings Corp. --
     Class A                                              3,950        (104,280)
   Belo Corp. -- Class A                                  6,030        (104,681)
   Aeropostale, Inc.*                                     5,520        (105,211)
   Under Armour, Inc.*                                    1,760        (105,283)
   Wolverine World Wide, Inc.                             3,880        (106,312)
   Cooper Tire & Rubber Co.                               4,400        (107,360)
   Sonic Corp.*                                           4,760        (111,384)
   LKQ Corp.*                                             3,240        (112,784)
   J Crew Group, Inc.*                                    2,780        (115,370)
   Pinnacle Entertainment, Inc.*                          4,250        (115,728)
   Fossil, Inc.*                                          3,110        (116,190)
   Gemstar-TV Guide
     International, Inc.*                                17,840        (124,166)
   Quiksilver, Inc.*                                      8,860        (126,698)
   Warnaco Group, Inc.*                                   3,300        (128,931)
   Bally Technologies, Inc.*                              3,800        (134,634)
   Tupperware Brands Corp.                                4,380        (137,926)
   Vail Resorts, Inc.*                                    2,240        (139,530)
   Jack in the Box, Inc.*                                 2,230        (144,593)
   Sotheby's                                              3,230        (154,362)
   SAIC, Inc.*                                            8,080        (155,055)
   Gaylord Entertainment Co.*                             2,920        (155,402)
   DeVry, Inc.                                            4,270        (158,033)
   Strayer Education, Inc.                                1,040        (175,375)
   Lear Corp.*                                            5,470        (175,587)
   Men's Wearhouse, Inc.                                  3,860        (195,007)
   Tempur-Pedic International,
     Inc.                                                 5,910        (211,283)
   priceline.com, Inc.*                                   2,700        (239,625)
TOTAL CONSUMER DISCRETIONARY                                         (9,924,159)
                                                                  -------------

INDUSTRIALS (7.9)%
   INSTEEL INDUSTRIES, Inc.                               1,300         (19,955)
   Accuride Corp.*                                        1,680         (20,345)
   American Woodmark Corp.                                  840         (20,824)
   H&E Equipment Services,
     Inc.*                                                1,270         (22,835)
   Flow International Corp.*                              2,660         (23,461)
   LSI Industries, Inc.                                   1,310         (26,881)
   Lamson & Sessions Co.*                                 1,010         (27,230)
   Chart Industries, Inc.*                                  900         (28,944)

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Insituform Technologies, Inc.
     -- Class A*                                          1,940   $     (29,546)
   Greenbrier Cos., Inc.                                  1,140         (30,449)
   TransDigm Group, Inc.*                                   670         (30,626)
   Blount International, Inc.*                            2,710         (30,786)
   Griffon Corp.*                                         2,130         (32,163)
   Beacon Roofing Supply, Inc.*                           3,150         (32,193)
   LB Foster Co. -- Class A*                                750         (32,595)
   FreightCar America, Inc.                                 870         (33,234)
   Universal Forest Products,
     Inc.                                                 1,190         (35,581)
   Tredegar Corp.                                         2,240         (38,640)
   American Reprographics Co.*                            2,120         (39,686)
   Rush Enterprises, Inc. --
      Class A*                                            1,580         (40,053)
   DynCorp International, Inc.
     -- Class A*                                          1,780         (41,136)
   Dynamic Materials Corp.                                  860         (41,185)
   Navigant Consulting, Inc.*                             3,380         (42,791)
   M&F Worldwide Corp.*                                     860         (43,163)
   Raven Industries, Inc.                                 1,140         (45,657)
   United Industrial Corp.                                  610         (45,909)
   Consolidated Graphics, Inc.*                             750         (47,092)
   GenCorp, Inc.*                                         4,000         (47,840)
   Pacer International, Inc.                              2,620         (49,911)
   Old Dominion Freight Line,
     Inc.*                                                2,110         (50,577)
   Clean Harbors, Inc.*                                   1,180         (52,534)
   Arkansas Best Corp.                                    1,610         (52,583)
   Apogee Enterprises, Inc.                               2,050         (53,177)
   Rollins, Inc.                                          2,020         (53,914)
   Viad Corp.                                             1,500         (54,000)
   Superior Essex, Inc.*                                  1,460         (54,429)
   Republic Airways Holdings,
      Inc.*                                               2,590         (54,830)
   Titan International, Inc.                              1,720         (54,902)
   Layne Christensen Co.*                                   990         (54,925)
   Kenexa Corp.*                                          1,800         (55,404)
   Korn/Ferry International*                              3,400         (56,134)
   Werner Enterprises, Inc.                               3,310         (56,766)
   Ladish Co., Inc.*                                      1,030         (57,144)
   RBC Bearings, Inc.*                                    1,510         (57,908)
   II-VI, Inc.*                                           1,690         (58,356)
   Tennant Co.                                            1,200         (58,440)
   Dollar Thrifty Automotive
     Group*                                               1,690         (58,626)
   Heartland Express, Inc.                                4,130         (58,976)
   Mcgrath Rentcorp                                       1,790         (59,500)
   Kaman Corp.                                            1,730         (59,789)
   Healthcare Services Group                              2,960         (59,999)
   Administaff, Inc.                                      1,670         (60,621)


--------------------------------------------------------------------------------

INVERSE RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   ESCO Technologies, Inc.*                               1,850   $     (61,494)
   Mobile Mini, Inc.*                                     2,560         (61,850)
   EnPro Industries, Inc.*                                1,530         (62,118)
   NCI Building Systems, Inc.*                            1,440         (62,222)
   Knoll, Inc.                                            3,540         (62,800)
   Middleby Corp.*                                          980         (63,249)
   Forward Air Corp.                                      2,150         (64,027)
   Airtran Holdings, Inc.*                                6,520         (64,157)
   AO Smith Corp.                                         1,470         (64,504)
   Ameron International Corp.                               650         (68,750)
   Watts Water Technologies,
     Inc. -- Class A                                      2,240         (68,768)
   ION GEPHYSICAL CORP*                                   5,070         (70,118)
   Alaska Air Group, Inc.*                                3,040         (70,194)
   Knight Transportation, Inc.                            4,080         (70,217)
   Interface, Inc. -- Class A                             3,900         (70,395)
   EDO Corp.                                              1,260         (70,573)
   TeleTech Holdings, Inc.*                               2,980         (71,252)
   Genesee & Wyoming, Inc. --
     Class A*                                             2,530         (72,965)
   CoStar Group, Inc.*                                    1,370         (73,226)
   Horizon Lines, Inc. -- Class
`    A                                                    2,400         (73,272)
   Advisory Board Co.*                                    1,290         (75,426)
   Watsco, Inc.                                           1,630         (75,681)
   Eagle Bulk Shipping, Inc.                              2,970         (76,448)
   Astec Industries, Inc.*                                1,340         (76,983)
   Albany International Corp. --
     Class A                                              2,090         (78,354)
   AAR Corp.*                                             2,660         (80,704)
   Resources Connection, Inc.                             3,490         (80,793)
   Cenveo, Inc.*                                          3,830         (82,843)
   HUB Group, Inc. -- Class A*                            2,760         (82,883)
   Genco Shipping & Trading
     Ltd.                                                 1,270         (83,223)
   ACCO Brands Corp.*                                     3,850         (86,394)
   Tetra Tech, Inc.*                                      4,140         (87,437)
   Briggs & Stratton Corp.                                3,520         (88,634)
   Heico Corp.                                            1,820         (89,835)
   Orbital Sciences Corp.*                                4,230         (94,075)
   Mine Safety Appliances Co.                             2,000         (94,220)
   Applied Industrial
     Technologies, Inc.                                   3,070         (94,648)
   Mueller Industries, Inc.                               2,640         (95,410)
   Triumph Group, Inc.                                    1,170         (95,601)
   Huron Consulting Group,
     Inc.*                                                1,330         (96,585)
   IKON Office Solutions, Inc.                            7,660         (98,431)
   Barnes Group, Inc.                                     3,280        (104,698)
   Kaydon Corp.                                           2,020        (105,020)

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   American Commercial Lines,
     Inc.*                                                4,450   $    (105,598)
   Perini Corp.*                                          1,900        (106,267)
   Geo Group, Inc.*                                       3,590        (106,300)
   Regal-Beloit Corp.                                     2,280        (109,189)
   United Stationers, Inc.*                               1,980        (109,930)
   Valmont Industries, Inc.                               1,330        (112,850)
   UAP Holding Corp.                                      3,670        (115,091)
   Skywest, Inc.                                          4,600        (115,782)
   Nordson Corp.                                          2,400        (120,504)
   Herman Miller, Inc.                                    4,530        (122,944)
   Clarcor, Inc.                                          3,650        (124,866)
   GrafTech International Ltd.*                           7,080        (126,307)
   IHS, Inc.*                                             2,240        (126,538)
   Actuant Corp. -- Class A                               1,950        (126,692)
   Brady Corp. -- Class A                                 3,590        (128,809)
   Wabtec Corp.                                           3,470        (129,986)
   Baldor Electric Co.                                    3,260        (130,237)
   Genlyte Group, Inc.*                                   2,030        (130,448)
   Teledyne Technologies, Inc.*                           2,490        (132,941)
   Woodward Governor Co.                                  2,140        (133,536)
   Granite Construction, Inc.                             2,570        (136,261)
   Deluxe Corp.                                           3,700        (136,308)
   Watson Wyatt Worldwide,
     Inc. -- Class A                                      3,050        (137,067)
   EMCOR Group, Inc.*                                     4,540        (142,374)
   Ceradyne, Inc.*                                        1,940        (146,936)
   Curtiss-Wright Corp.                                   3,160        (150,100)
   Belden, Inc.                                           3,210        (150,581)
   Hexcel Corp.*                                          6,720        (152,611)
   FTI Consulting, Inc.*                                  3,050        (153,446)
   Waste Connections, Inc.*                               4,890        (155,306)
   Acuity Brands, Inc.                                    3,100        (156,488)
   Washington Group
     International, Inc.*                                 2,080        (182,645)
   Bucyrus International, Inc.
     -- Class A                                           2,660        (193,994)
TOTAL INDUSTRIALS                                                   (10,073,654)
                                                                  -------------

INFORMATION TECHNOLOGY (9.5)%
   Visual Sciences, Inc.*                                 1,450         (20,938)
   Intevac, Inc.*                                         1,520         (23,104)
   OSI Systems, Inc.*                                     1,080         (24,311)
   MIPS Technologies, Inc.*                               3,090         (24,411)
   LoJack Corp.*                                          1,340         (25,406)
   Smart Modular Technologies
     WWH, Inc.*                                           3,570         (25,525)
   Openwave Systems, Inc.                                 5,900         (25,842)
   Cybersource Corp.*                                     2,240         (26,186)
   Ness Technologies, Inc.*                               2,430         (26,536)
   Vocus, Inc.*                                             920         (26,901)


--------------------------------------------------------------------------------

INVERSE RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Art Technology Group, Inc.*                            9,120   $     (27,542)
   Advanced Analogic
     Technologies, Inc.*                                  2,720         (28,941)
   Acacia Research - Acacia
     Technologies*                                        2,030         (29,800)
   Silicon Image, Inc.*                                   6,250         (32,187)
   Chordiant Software, Inc.*                              2,330         (32,294)
   Supertex, Inc.*                                          810         (32,303)
   Loral Space &
     Communications, Inc.*                                  820         (32,595)
   CTS Corp.                                              2,560         (33,024)
   Global Cash Access
     Holdings, Inc.*                                      3,150         (33,358)
   Smith Micro Software, Inc.*                            2,110         (33,887)
   Kulicke & Soffa Industries,
     Inc.*                                                4,120         (34,938)
   S1 Corp.*                                              3,910         (35,385)
   Lattice Semiconductor Corp.*                           8,180         (36,728)
   Axcelis Technologies, Inc.*                            7,240         (36,996)
   Tyler Technologies, Inc.*                              2,780         (37,113)
   Agilysys, Inc.                                         2,200         (37,180)
   Syntel, Inc.                                             900         (37,422)
   Newport Corp.*                                         2,490         (37,923)
   Magma Design Automation,
     Inc.*                                                2,750         (38,692)
   Sapient Corp.*                                         5,810         (38,985)
   DTS, Inc.*                                             1,300         (39,481)
   LoopNet, Inc.*                                         1,930         (39,642)
   Exar Corp.*                                            3,050         (39,833)
   Ansoft Corp.*                                          1,210         (39,906)
   Cirrus Logic, Inc.*                                    6,280         (40,192)
   Stratasys, Inc.*                                       1,470         (40,513)
   C-COR, Inc.*                                           3,530         (40,560)
   Gateway, Inc.*                                        21,840         (41,059)
   Infospace, Inc.                                        2,350         (41,266)
   Conexant Systems, Inc.*                               34,960         (41,952)
   Micrel, Inc.                                           3,960         (42,768)
   Monolithic Power Systems,
     Inc.*                                                1,690         (42,926)
   Veeco Instruments, Inc.*                               2,220         (43,024)
   Kemet Corp.*                                           5,980         (43,953)
   Quality Systems, Inc.                                  1,210         (44,322)
   INVESTools, Inc.*                                      3,730         (45,096)
   Hutchinson Technology, Inc.*                           1,850         (45,510)
   Perficient, Inc.*                                      2,090         (45,708)
   AMIS Holdings, Inc.*                                   4,760         (46,220)
   FARO Technologies, Inc.*                               1,050         (46,357)
   Quantum Corp.*                                        13,970         (47,498)
   Sirenza Microdevices, Inc.*                            2,800         (48,412)
   Cogent, Inc.*                                          3,100         (48,608)

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   TriQuint Semiconductor,
     Inc.*                                                9,910   $     (48,658)
   Novatel Wireless, Inc.*                                2,170         (49,150)
   RealNetworks, Inc.*                                    7,280         (49,358)
   Scansource, Inc.*                                      1,830         (51,441)
   Hittite Microwave Corp.*                               1,170         (51,655)
   Rogers Corp.*                                          1,260         (51,899)
   MTS Systems Corp.                                      1,260         (52,416)
   Tekelec*                                               4,340         (52,514)
   Manhattan Associates, Inc.*                            1,920         (52,627)
   Sycamore Networks, Inc.*                              13,130         (53,439)
   MicroStrategy, Inc. -- Class
     A*                                                     680         (53,951)
   Spansion, Inc.*                                        6,410         (54,164)
   Brightpoint, Inc.*                                     3,620         (54,336)
   Synchronoss Technologies,
     Inc.*                                                1,310         (55,099)
   Cognex Corp.                                           3,150         (55,944)
   Littelfuse, Inc.*                                      1,580         (56,390)
   Epicor Software Corp.*                                 4,140         (57,008)
   Powerwave Technologies,
     Inc.*                                                9,290         (57,226)
   BearingPoint, Inc.*                                   14,370         (58,198)
   ACI Worldwide, Inc.*                                   2,650         (59,228)
   Harmonic, Inc.*                                        5,660         (60,053)
   Ariba, Inc.*                                           5,590         (60,260)
   Ultimate Software Group,
     Inc.*                                                1,760         (61,424)
   Imation Corp.                                          2,510         (61,570)
   Wind River Systems, Inc.*                              5,320         (62,616)
   Standard Microsystems
     Corp.*                                               1,630         (62,625)
   Websense, Inc.*                                        3,210         (63,333)
   Applied Micro Circuits
     Corp.*                                              20,180         (63,769)
   CSG Systems International,
     Inc.*                                                3,090         (65,663)
   Vasco Data Security
     International, Inc.*                                 1,860         (65,677)
   MAXIMUS, Inc.                                          1,560         (67,985)
   Diodes, Inc.*                                          2,120         (68,052)
   InterDigital, Inc.*                                    3,340         (69,405)
   Earthlink, Inc.*                                       8,790         (69,617)
   Omniture, Inc.*                                        2,300         (69,736)
   Zoran Corp.*                                           3,530         (71,306)
   United Online, Inc.                                    4,760         (71,448)
   Blue Coat Systems, Inc.*                                 910         (71,672)
   ATMI, Inc.*                                            2,460         (73,185)
   Netgear, Inc.*                                         2,470         (75,137)
   Technitrol, Inc.                                       2,910         (78,425)
   Sigma Designs, Inc.*                                   1,630         (78,631)


--------------------------------------------------------------------------------

INVERSE RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Blackbaud, Inc.                                        3,130   $     (79,001)
   FEI Co.*                                               2,530         (79,518)
   Avid Technology, Inc.*                                 2,940         (79,615)
   CNET Networks, Inc.*                                  10,780         (80,311)
   SiRF Technology Holdings,
     Inc.*                                                3,770         (80,490)
   MPS Group, Inc.*                                       7,310         (81,507)
   SRA International, Inc. --
     Class A*                                             2,940         (82,555)
   Entegris, Inc.*                                        9,630         (83,588)
   Concur Technologies, Inc.*                             2,690         (84,789)
   Synaptics, Inc.*                                       1,830         (87,401)
   Progress Software Corp.*                               2,920         (88,476)
   Dycom Industries, Inc.*                                2,910         (89,133)
   Aspen Technology, Inc.*                                6,280         (89,930)
   Plexus Corp.*                                          3,300         (90,420)
   Mentor Graphics Corp.*                                 6,070         (91,657)
   Semtech Corp.*                                         4,480         (91,750)
   Macrovision Corp.*                                     3,780         (93,101)
   RF Micro Devices, Inc.*                               13,840         (93,143)
   Blackboard, Inc.*                                      2,040         (93,514)
   Arris Group, Inc.*                                     7,770         (95,960)
   Adtran, Inc.                                           4,200         (96,726)
   Euronet Worldwide, Inc.*                               3,270         (97,348)
   Plantronics, Inc.                                      3,430         (97,927)
   Informatica Corp.*                                     6,240         (97,968)
   Cymer, Inc.*                                           2,570         (98,662)
   DealerTrack Holdings, Inc.*                            2,380         (99,674)
   Skyworks Solutions, Inc.*                             11,390        (102,966)
   Wright Express Corp.*                                  2,850        (103,997)
   Avocent Corp.*                                         3,600        (104,832)
   Perot Systems Corp. -- Class
     A*                                                   6,220        (105,180)
   Electronics for Imaging*                               4,050        (108,783)
   Sonus Networks, Inc.*                                 18,000        (109,800)
   TIBCO Software, Inc.*                                 14,860        (109,815)
   CACI International, Inc. --
     Class A*                                             2,200        (112,398)
   Intermec, Inc.*                                        4,320        (112,838)
   j2 Global Communications,
     Inc.*                                                3,520        (115,210)
   Emulex Corp.*                                          6,080        (116,554)
   Atheros Communications,
     Inc.*                                                3,940        (118,082)
   THQ, Inc.*                                             4,770        (119,155)
   Gartner, Inc.*                                         4,920        (120,343)
   Benchmark Electronics, Inc.*                           5,180        (123,647)
   PMC - Sierra, Inc.*                                   15,230        (127,780)
   Tessera Technologies, Inc.*                            3,420        (128,250)
   Digital River, Inc.*                                   2,950        (132,013)
   3Com Corp.*                                           27,730        (136,986)

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Parametric Technology
     Corp.*                                               7,940   $    (138,315)
   Jack Henry & Associates, Inc.                          5,610        (145,075)
   Sybase, Inc.*                                          6,510        (150,576)
   Formfactor, Inc.*                                      3,400        (150,858)
   Microsemi Corp.*                                       5,440        (151,667)
   Andrew Corp.*                                         11,100        (153,735)
   Valueclick, Inc.*                                      7,110        (159,691)
   Polycom, Inc.*                                         6,530        (175,396)
   Nuance Communications,
     Inc.*                                                9,390        (181,321)
   Anixter International, Inc.*                           2,200        (181,390)
   Foundry Networks, Inc.*                               10,380        (184,453)
   Micros Systems, Inc.*                                  2,890        (188,052)
   Ansys, Inc.*                                           5,520        (188,618)
   Itron, Inc.*                                           2,140        (199,170)
   Equinix, Inc.*                                         2,250        (199,553)
   ON Semiconductor Corp.*                               17,300        (217,288)
   Flir Systems, Inc.*                                    4,720        (261,441)
TOTAL INFORMATION TECHNOLOGY                                        (12,056,941)
                                                                  -------------

FINANCIALS (10.0)%
   Asset Acceptance Capital
     Corp.                                                1,210         (14,036)
   Irwin Financial Corp.                                  1,340         (14,767)
   Resource America, Inc. --
     Class A                                                940         (14,843)
   Triad Guaranty, Inc.*                                    820         (15,555)
   Franklin Bank Corp.*                                   1,810         (16,652)
   Virginia Commerce Bancorp*                             1,220         (17,495)
   LaBranche & Co., Inc.*                                 3,790         (17,737)
   Penson Worldwide, Inc.*                                1,040         (19,219)
   NexCen Brands, Inc.*                                   3,000         (20,160)
   FCStone Group, Inc.*                                     630         (20,330)
   Move, Inc.*                                            7,430         (20,507)
   Hercules Technology Growth
     Capital, Inc.                                        1,650         (21,895)
   Nelnet, Inc. -- Class A                                1,250         (22,800)
   Ocwen Financial Corp.*                                 2,530         (23,858)
   TradeStation Group, Inc.*                              2,060         (24,040)
   Nara Bancorp, Inc.                                     1,590         (24,836)
   PFF Bancorp, Inc.                                      1,710         (26,231)
   BankAtlantic Bancorp, Inc. --
     Class A                                              3,190         (27,657)
   SWS Group, Inc.                                        1,590         (28,127)
   First State Bancorporation                             1,460         (28,674)
   Flagstar Bancorp, Inc.                                 3,170         (30,844)
   Community Trust Bancorp,
     Inc.                                                 1,080         (32,443)
   Dollar Financial Corp.*                                1,140         (32,524)
   Tejon Ranch Co.*                                         790         (32,706)


--------------------------------------------------------------------------------

INVERSE RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   MarketAxess Holdings, Inc.*                            2,210   $     (33,150)
   TierOne Corp.                                          1,290         (34,146)
   Sun Communities, Inc.                                  1,140         (34,291)
   BankUnited Financial Corp. --
     Class A                                              2,280         (35,431)
   Harleysville Group, Inc.                               1,110         (35,498)
   Ezcorp, Inc. -- Class A*                               2,640         (35,508)
   Texas Capital Bancshares,
     Inc.*                                                1,670         (36,306)
   Columbia Banking System,
     Inc.                                                 1,150         (36,593)
   Tower Group, Inc.                                      1,420         (37,176)
   Anchor Bancorp Wisconsin,
     Inc.                                                 1,390         (37,530)
   First Potomac Realty Trust                             1,730         (37,714)
   Midland Co.                                              700         (38,472)
   Security Capital Assurance
     Ltd.                                                 1,700         (38,828)
   Hilltop Holdings, Inc.*                                3,380         (39,681)
   World Acceptance Corp.*                                1,250         (41,350)
   Safety Insurance Group, Inc.                           1,160         (41,690)
   Community Bank System,
     Inc.                                                 2,140         (41,773)
   Stewart Information Services
     Corp.                                                1,230         (42,152)
   Chemical Financial Corp.                               1,770         (42,922)
   American Equity Investment
     Life Holding Co.                                     4,050         (43,132)
   U-Store-It Trust                                       3,300         (43,560)
   First Cash Financial Services,
     Inc.*                                                1,870         (43,795)
   Hanmi Financial Corp.                                  2,890         (44,766)
   Pico Holdings, Inc.*                                   1,090         (45,289)
   Cohen & Steers, Inc.                                   1,250         (46,287)
   Bank Mutual Corp.                                      3,940         (46,453)
   Calamos Asset Management,
     Inc. -- Class A                                      1,660         (46,862)
   LandAmerica Financial Group,
     Inc.                                                 1,220         (47,556)
   American Campus Communities,
     Inc.                                                 1,650         (48,328)
   Parkway Properties, Inc.                               1,130         (49,878)
   Advance America Cash Advance
     Centers, Inc.                                        4,760         (50,789)
   Investors Bancorp, Inc.*                               3,640         (51,542)
   Brookline Bancorp, Inc.                                4,490         (52,039)
   NBT Bancorp, Inc.                                      2,420         (52,611)
   Friedman Billings Ramsey
     Group, Inc. -- Class A                              11,490         (52,969)
   Financial Federal Corp.                                1,920         (53,779)
   CVB Financial Corp.                                    4,730         (55,341)

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Infinity Property & Casualty
     Corp.                                                1,380   $     (55,504)
   S&T Bancorp, Inc.                                      1,770         (56,799)
   National Penn Bancshares,
     Inc.                                                 3,504         (57,325)
   Trustco Bank Corp. NY                                  5,350         (58,476)
   KBW, Inc.*                                             2,090         (60,150)
   Sterling Bancshares, Inc.                              5,300         (60,473)
   Horace Mann Educators
     Corp.                                                3,080         (60,707)
   United Fire & Casualty Co.                             1,560         (60,980)
   Stifel Financial Corp.*                                1,070         (61,889)
   Glimcher Realty Trust                                  2,640         (62,040)
   Acadia Realty Trust                                    2,290         (62,128)
   Lexington Realty Trust                                 3,140         (62,831)
   Universal American Financial
     Corp.*                                               2,800         (63,868)
   Central Pacific Financial
     Corp. Co.                                            2,190         (63,948)
   MCG Capital Corp.                                      4,450         (64,036)
   Inland Real Estate Corp.                               4,140         (64,129)
   Equity Lifestyle Properties,
     Inc.                                                 1,240         (64,232)
   PS Business Parks, Inc.                                1,130         (64,241)
   Frontier Financial Corp.                               2,790         (65,091)
   Sovran Self Storage, Inc.                              1,470         (67,385)
   Maguire Properties, Inc.                               2,670         (68,966)
   Equity One, Inc.                                       2,590         (70,448)
   FNB Corp.                                              4,300         (71,122)
   Provident Bankshares Corp.                             2,300         (72,059)
   Piper Jaffray Cos.*                                    1,350         (72,360)
   Advanta Corp. -- Class B                               2,640         (72,389)
   United Community Banks,
     Inc.                                                 2,960         (72,579)
   Franklin Street Properties
     Corp.                                                4,240         (73,140)
   Wintrust Financial Corp.                               1,720         (73,427)
   Boston Private Financial
     Holdings, Inc.                                       2,640         (73,498)
   Signature Bank*                                        2,110         (74,335)
   Omega Healthcare Investors,
     Inc.                                                 4,790         (74,389)
   American Financial Realty
     Trust                                                9,280         (74,704)
   Susquehanna Bancshares, Inc.                           3,720         (74,772)
   Odyssey Re Holdings Corp.                              2,020         (74,962)
   First Charter Corp.                                    2,500         (75,425)
   Ashford Hospitality Trust,
     Inc.                                                 7,550         (75,878)
   EastGroup Properties, Inc.                             1,690         (76,489)
   Hancock Holding Co.                                    1,910         (76,553)


--------------------------------------------------------------------------------

INVERSE RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   Provident Financial Services,
     Inc.                                                 4,700   $     (76,939)
   National Retail Properties,
     Inc.                                                 3,170         (77,285)
   DiamondRock Hospitality Co.                            4,490         (78,171)
   Old National Bancorp                                   4,730         (78,376)
   Employers Holdings, Inc.                               3,810         (78,524)
   International Bancshares
     Corp.                                                3,650         (79,205)
   Cash America International,
     Inc.                                                 2,120         (79,712)
   Ares Capital Corp.                                     4,950         (80,537)
   optionsXpress Holdings, Inc.                           3,110         (81,295)
   United Bankshares, Inc.                                2,730         (83,101)
   Selective Insurance Group                              3,910         (83,205)
   DCT Industrial Trust, Inc.                             8,000         (83,760)
   Prosperity Bancshares, Inc.                            2,530         (83,895)
   Glacier Bancorp, Inc.                                  3,750         (84,450)
   Cousins Properties, Inc.                               2,890         (84,850)
   Citizens Republic Bancorp,
     Inc.                                                 5,400         (86,994)
   Umpqua Holdings Corp.                                  4,360         (87,244)
   Senior Housing Properties
     Trust                                                3,970         (87,578)
   Pacific Capital Bancorp NA                             3,350         (88,105)
   Knight Capital Group, Inc. --
     Class A*                                             7,400         (88,504)
   FelCor Lodging Trust, Inc.                             4,450         (88,689)
   MB Financial, Inc.                                     2,600         (89,830)
   Mid-America Apartment
     Communities, Inc.                                    1,810         (90,229)
   Tanger Factory Outlet Centers                          2,230         (90,516)
   Healthcare Realty Trust, Inc.                          3,410         (90,911)
   Alabama National
     Bancorporation                                       1,210         (94,283)
   UMB Financial Corp.                                    2,210         (94,721)
   Entertainment Properties
     Trust                                                1,900         (96,520)
   Trustmark Corp.                                        3,490         (97,860)
   GFI Group, Inc.*                                       1,140         (98,177)
   Sterling Financial Corp./WA                            3,650         (98,222)
   Greater Bay Bancorp                                    3,640        (100,464)
   First Community Bancorp, Inc.                          1,840        (100,666)
   Washington Real Estate
     Investment Trust                                     3,210        (106,508)
   First Niagara Financial
     Group, Inc.                                          7,680        (108,672)
   Strategic Hotels & Resorts,
     Inc.                                                 5,300        (109,127)
   Commerce Group, Inc.                                   3,800        (111,986)

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
   BioMed Realty Trust, Inc.                              4,660   $    (112,306)
   FirstMerit Corp.                                       5,730        (113,225)
   Hilb Rogal & Hobbs Co.                                 2,620        (113,525)
   Sunstone Hotel Investors,
     Inc.                                                 4,450        (114,098)
   Phoenix Cos., Inc.                                     8,130        (114,714)
   SVB Financial Group*                                   2,440        (115,558)
   Chittenden Corp.                                       3,290        (115,676)
   Corporate Office Properties
     Trust SBI MD                                         2,780        (115,731)
   Cathay General Bancorp                                 3,650        (117,567)
   Zenith National Insurance
     Corp.                                                2,640        (118,510)
   Max Capital Group Ltd.                                 4,230        (118,609)
   NewAlliance Bancshares, Inc.                           8,090        (118,761)
   South Financial Group, Inc.                            5,280        (120,067)
   LaSalle Hotel Properties                               2,860        (120,349)
   Post Properties, Inc.                                  3,110        (120,357)
   First Midwest Bancorp, Inc.                            3,540        (120,926)
   Home Properties, Inc.                                  2,370        (123,667)
   UCBH Holdings, Inc.                                    7,120        (124,458)
   Delphi Financial Group, Inc.
      -- Class A                                          3,090        (124,898)
   Potlatch Corp.                                         2,780        (125,183)
   First Industrial Realty Trust,
     Inc.                                                 3,230        (125,550)
   Nationwide Health
     Properties, Inc.                                     4,240        (127,751)
   ProAssurance Corp.*                                    2,380        (128,211)
   IPC Holdings Ltd.                                      4,540        (130,979)
   Assured Guaranty Ltd.                                  4,830        (131,231)
   Realty Income Corp.                                    4,800        (134,160)
   Montpelier Re Holdings Ltd.                            7,970        (141,069)
   National Financial Partners
     Corp.                                                2,680        (141,986)
   Highwoods Properties, Inc.                             4,050        (148,514)
   Apollo Investment Corp.                                7,150        (148,720)
   Digital Realty Trust, Inc.                             3,800        (149,682)
   Platinum Underwriters
     Holdings Ltd.                                        4,270        (153,549)
   Waddell & Reed Financial,
     Inc. -- Class A                                      5,980        (161,639)
   Aspen Insurance Holdings Ltd.                          6,280        (175,275)
   Alexandria Real Estate
     Equities, Inc.                                       2,100        (202,146)
TOTAL FINANCIALS                                                    (12,664,608)
                                                                  -------------

TOTAL COMMON STOCKS SOLD SHORT
     (Proceeds $63,997,699)                                         (65,537,791)
                                                                  -------------
TOTAL SHORT SALES (51.5)%
     (Proceeds $63,997,699)                                       $ (65,537,791)


--------------------------------------------------------------------------------

INVERSE RUSSELL 2000(R) 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
--------------------------------------------------------------------------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 71.1%                                            $  90,422,219
                                                                  -------------
NET ASSETS - 100.0%                                               $ 127,232,017
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                      CONTRACTS     GAIN (LOSS)
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2007 Russell 2000(R)
Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $109,120,600)                                1,348   $   1,854,564
                                                                  -------------

                                                          UNITS
                                                     ----------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
November 2007 Russell 2000(R)
Index Swap, Terminating
11/19/2007**
   (Notional Market Value
   $47,026,503)                                          58,385        (452,978)
December 2007 Russell 2000(R)
Index Swap, Terminating
12/28/2007**
   (Notional Market Value
   $33,730,555)                                          41,878         806,921
                                                                  -------------

(TOTAL NOTIONAL MARKET VALUE $80,757,058)                         $     353,943
                                                                  -------------

*     Non-Income Producing Security.

**    Price Return based on Russell 2000 Index +/- financing at a variable rate.

+ All or a portion of this security is pledged as equity index swap collateral at September 30, 2007.

++ The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.


--------------------------------------------------------------------------------

SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust.

A. The Trust calculates a NAV twice each business day, first in the morning and again in the afternoon. The morning NAV is calculated at 10:45 a.m., Eastern Time, and the afternoon NAV is calculated at the close of the New York Stock Exchange ("NYSE"), usually 4:00 p.m., Eastern Time. The NAV is calculated using the current market value of each Fund's total assets, as of the respective time of calculation. These financial statements are based on the September 30, 2007 afternoon NAV.

B. All equity securities for the morning NAV are valued at the current sales price as of 10:45 a.m., Eastern Time, on the valuation date. Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date for the afternoon NAV. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued as of the spot price at 10:45 a.m., Eastern Time, on the valuation date for the morning pricing cycle. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date for the afternoon NAV cycle.

The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to, at 10:45 a.m., Eastern Time, for the morning NAV, and at the close of the NYSE, usually 4:00 p.m., Eastern Time, for the afternoon NAV. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments, including structured notes, for which market quotations are not readily available are valued at fair value as determined in good faith by Rydex Investments under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and
(b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

D. Distributions of net investment income and net realized capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

E. When a Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense.

F. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

G. The Trust may enter into stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

H. The Trust may enter into domestic equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index, or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index, or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. Domestic equity index swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a domestic equity index swap agreement or terminations of the agreement are recognized as realized gains or losses.

I. The Trust may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as net realized gains/losses.

J. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

K. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.

NEW ACCOUNTING PRONOUNCEMENTS

On September 15, 2006, the FASB released Statement of Financial Accounting Standard No. 157 ("FAS 157") Fair Value Measurement which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. The standard is not expected to materially impact the Funds' financial statements.

ACQUISITION OF RYDEX INVESTMENTS AND THE DISTRIBUTOR

On June 28, 2007, Rydex NV, Inc. and Security Benefit Corporation ("Security Benefit") entered into an agreement pursuant to which Rydex Investments, together with several other Rydex entities, will be acquired by Security Benefit, a financial services firm that provides a broad variety of financial programs to investors in the advisor, banking, education, government, institutional, and qualified plan markets (the "Transaction"). Upon completion of the Transaction, Rydex Investments and the Distributor will be wholly-owned subsidiaries of Security Benefit. While the Transaction will have no material impact on the Funds or their shareholders, it will result in a change of control of Rydex Investments, which in turn will cause the termination of the investment advisory agreement between Rydex Investments and the Funds. As a result, a Special Meeting of Shareholders (the "Meeting") of the Funds will be scheduled for the purpose of asking shareholders of record on August 6, 2007, to approve a new investment advisory agreement between Rydex Investments and the Funds under substantially the same terms as the previous investment advisory agreement (the "New Agreement"). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the 4th Quarter of 2007. Shareholders of the Funds will receive additional, and more detailed, information about the Transaction and the approval of the New Agreement, including the date of the Meeting, as that information becomes available. The Transaction will have no impact on the day-to-day operations of Rydex Investments, the fees payable to Rydex Investments under the New Agreement, or the persons responsible for the management of the Funds. Thus, the Transaction should have no impact on the Funds' shareholders.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on November 26, 2007, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Variable Trust (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments ("RI"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.

There was no fraud, whether or not material, involving officers or employees of RI, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's or RI's internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

                                                                        EX.-3(i)

                                 CERTIFICATIONS

I, Carl G. Verboncoeur, certify that:

1. I have reviewed this report on Form N-Q of Rydex Dynamic Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: November 26, 2007


                                             /S/ CARL G. VERBONCOEUR
                                                 -------------------
                                                 Carl G. Verboncoeur
                                                 President

                                                                       EX.-3(ii)

                                 CERTIFICATIONS

I, Nick Bonos, certify that:

1. I have reviewed this report on Form N-Q of Rydex Dynamic Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: November 26, 2007


                                             /S/ NICK BONOS
                                             ------------------------------
                                                 Nick Bonos
                                                 Vice President & Treasurer

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                RYDEX DYNAMIC FUNDS
           ---------------------------------------------------------------------

By (Signature and Title)*   /S/ CARL G. VERBONCOEUR
                        --------------------------------------------------------
                                Carl G. Verboncoeur, President

Date                        NOVEMBER 26, 2007
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /S/ CARL G. VERBONCOEUR
                        --------------------------------------------------------
                                Carl G. Verboncoeur, President

Date                        NOVEMBER 26, 2007
    ----------------------------------------------------------------------------

By (Signature and Title)*   /S/ NICK BONOS
                         -------------------------------------------------------
                                Nick Bonos, Vice President & Treasurer

Date                        NOVEMBER 26, 2007
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.